UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05639

Pacholder High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 217-9502

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS.

Pacholder High Yield Fund, Inc.

Schedule of Portfolio Investments as of March 31, 2015

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2015.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments

As of March 31, 2015 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*
CONVERTIBLE BOND — 0.0%
CONSUMER DISCRETIONARY — 0.0%
HOTELS, RESTAURANTS & LEISURE — 0.0%
Real Mex Restaurants, Inc., 1.120%, (PIK) 03/21/18[9,17] (Cost $41,188)	$41		$—	0.0%

CORPORATE BONDS — 123.9%
CONSUMER DISCRETIONARY — 24.4%
AUTO COMPONENTS — 1.8%
Goodyear Tire & Rubber Co. (The), Co Guar, 7.000%, 05/15/22	815		892,425	0.8
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Co Guar, 5.875%, 02/01/22	528		543,840	0.5
JB Poindexter & Co., Inc., Private Placement, Sr Unsec’d Nt, 9.000%, 04/01/22[2]	182		197,470	0.2
MPG Holdco I, Inc., Private Placement, Co Guar, 7.375%, 10/15/22[2]	88		94,050	0.1
Pittsburgh Glass Works LLC, Private Placement, Sr Sec’d Nt, 8.000%, 11/15/18[2]	96		101,520	0.1
Tenneco, Inc., Co Guar, 5.375%, 12/15/24	53		55,120	0.1

			1,884,425	1.8
AUTOMOBILES — 1.5%
FCA US LLC/CG Co-Issuer Inc., Sec’d Nt,
8.000%, 06/15/19	200		209,750	0.2
8.250%, 06/15/21	600		665,466	0.6
General Motors Co., Sr Unsec’d Nt,
3.500%, 10/02/18	116		118,849	0.1
4.000%, 04/01/25	110		111,729	0.1
4.875%, 10/02/23	125		135,339	0.2
Jaguar Land Rover Automotive plc, Private Placement, Co Guar, (United Kingdom),
4.125%, 12/15/18[2]	200		205,500	0.2
5.625%, 02/01/23[2]	150		157,875	0.1
AUTOMOBILES — (continued)
Motors Liquidation Co.,
5.250%, 03/06/32[9]	$25 Units		$3	0.0%[12]
6.250%, 07/15/33[9]	15 Units		1	0.0	[12]
7.250%, 04/15/41[9]	–Units	[11]	—	0.0
7.250%, 07/15/41[9]	–Units	[11]	—	0.0
7.250%, 02/15/52[9]	7 Units		1	0.0	[12]
7.375%, 10/01/51[9]	–Units	[11]	—	0.0
7.735%, 05/15/48[9]	10 Units		1	0.0	[12]
7.750%, 03/15/36[1,4,9]	55 Units		—	0.0
Motors Liquidation Co., Debentures,
6.750%, 05/01/28[1,4,9]	50		—	0.0
8.100%, 06/15/24[1,4,9]	1,725		2	0.0	[12]
8.375%, 07/15/33[1,4,9]	425		—	0.0

			1,604,516	1.5
DISTRIBUTORS — 0.4%
AmeriGas Finance LLC/AmeriGas Finance Corp., Co Guar, 6.750%, 05/20/20	126		132,615	0.1
Global Partners LP/GLP Finance Corp., Private Placement, Co Guar, 6.250%, 07/15/22[2]	56		55,160	0.1
VWR Funding, Inc., Co Guar, 7.250%, 09/15/17	220		229,625	0.2

			417,400	0.4
HOTELS, RESTAURANTS & LEISURE — 4.2%
1011778 B.C. ULC/New Red Finance, Inc., Private Placement, Sec’d Nt, (Canada), 6.000%, 04/01/22[2]	110		113,850	0.1
CCM Merger, Inc., Private Placement, Co Guar, 9.125%, 05/01/19[2]	52		56,680	0.1
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Co Guar, 5.250%, 03/15/21	100		103,250	0.1
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Private Placement, Co Guar, 5.375%, 06/01/24[2]	70		71,575	0.1
Choice Hotels International, Inc., Co Guar, 5.750%, 07/01/22	83		90,055	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
HOTELS, RESTAURANTS & LEISURE — (continued)
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Private Placement, Sr Sec’d Nt, 10.500%, 07/01/19[2]	$54	$47,655	0.0%[12]
Graton Economic Development Authority, Private Placement, Sr Sec’d Nt, 9.625%, 09/01/19[2]	100	109,500	0.1
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Co Guar, 5.625%, 10/15/21	90	94,725	0.1
Isle of Capri Casinos, Inc., Co Guar, 8.875%, 06/15/20	150	162,000	0.2
MGM Resorts International, Co Guar,
6.000%, 03/15/23	175	179,812	0.2
6.750%, 10/01/20	100	107,250	0.1
7.750%, 03/15/22	224	252,280	0.2
8.625%, 02/01/19	85	96,900	0.1
10.000%, 11/01/16	500	553,750	0.5
MTR Gaming Group, Inc., Sec’d Nt, 11.500%, 08/01/19	95	102,837	0.1
NCL Corp. Ltd., Private Placement, Sr Unsec’d Nt, (Bermuda), 5.250%, 11/15/19[2]	112	114,800	0.1
Pinnacle Entertainment, Inc., Co Guar,
6.375%, 08/01/21	75	79,500	0.0	[12]
7.500%, 04/15/21	180	189,900	0.2
Real Mex Restaurants, Inc., 7.000%, 03/21/16[9]	84	83,927	0.1
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Private Placement, Sr Sec’d Nt, 9.500%, 06/15/19[2]	77	81,043	0.1
Royal Caribbean Cruises Ltd., Sr Unsec’d Nt, (Liberia), 7.500%, 10/15/27	13	15,340	0.0	[12]
Sabre GLBL, Inc., Private Placement, Sr Sec’d Nt, 8.500%, 05/15/19[2]	36	38,464	0.0	[12]
Scientific Games International, Inc., Private Placement, Co Guar, 10.000%, 12/01/22[2]	255	238,425	0.2
Scientific Games International, Inc., Private Placement, Sr Sec’d Nt, 7.000%, 01/01/22[2]	75	76,688	0.1
HOTELS, RESTAURANTS & LEISURE — (continued)
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Private Placement, Co Guar, 5.875%, 05/15/21[2]	$220	$220,825	0.2%
Shingle Springs Tribal Gaming Authority, Private Placement, Sr Unsec’d Nt, 9.750%, 09/01/21[2]	160	179,600	0.2
Six Flags Entertainment Corp., Private Placement, Co Guar, 5.250%, 01/15/21[2]	35	35,963	0.0	[12]
Speedway Motorsports, Inc., Private Placement, Sr Unsec’d Nt, 5.125%, 02/01/23[2]	110	111,650	0.1
Studio City Finance Ltd., Private Placement, Co Guar, (United Kingdom), 8.500%, 12/01/20[2]	250	255,625	0.2
Viking Cruises Ltd., Private Placement, Sr Unsec’d Nt, (Bermuda), 8.500%, 10/15/22[2]	134	149,075	0.1
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Private Placement, Co Guar, 5.500%, 03/01/25[2]	280	283,500	0.3
Wynn Macau Ltd., Private Placement, Sr Unsec’d Nt, (Cayman Islands), 5.250%, 10/15/21[2]	285	267,033	0.2

		4,563,477	4.2
HOUSEHOLD DURABLES — 1.9%
Brookfield Residential Properties, Inc., Private Placement, Co Guar, (Canada), 6.500%, 12/15/20[2]	212	221,540	0.2
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., Private Placement, Co Guar, (Canada), 6.125%, 07/01/22[2]	109	112,815	0.1
K. Hovnanian Enterprises, Inc., Co Guar, 11.875%, 10/15/15	130	135,200	0.1
K. Hovnanian Enterprises, Inc., Private Placement, Sr Sec’d Nt, 7.250%, 10/15/20[2]	285	299,250	0.3

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
HOUSEHOLD DURABLES — (continued)
Lennar Corp., Co Guar,
4.500%, 06/15/19	$29	$29,942	0.0%[12]
4.500%, 11/15/19	64	65,760	0.1
6.950%, 06/01/18	40	44,000	0.0	[12]
12.250%, 06/01/17	150	179,625	0.2
M/I Homes, Inc., Co Guar, 8.625%, 11/15/18	152	157,700	0.1
Meritage Homes Corp., Co Guar,
7.000%, 04/01/22	133	142,642	0.2
7.150%, 04/15/20	20	21,550	0.0	[12]
Standard Pacific Corp., Co Guar,
5.875%, 11/15/24	67	68,843	0.1
8.375%, 01/15/21	75	86,813	0.1
10.750%, 09/15/16	29	32,407	0.0	[12]
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Private Placement, Co Guar, 7.750%, 04/15/20[2]	134	142,040	0.1
Toll Brothers Finance Corp., Co Guar, 6.750%, 11/01/19	15	16,950	0.0	[12]
WCI Communities, Inc., Co Guar, 6.875%, 08/15/21	257	263,425	0.2
Woodside Homes Co. LLC/Woodside Homes Finance, Inc., Private Placement, Co Guar, 6.750%, 12/15/21[2]	80	76,600	0.1

		2,097,102	1.9
INTERNET & CATALOG RETAIL — 0.7%
Netflix, Inc., Private Placement, Sr Unsec’d Nt,
5.500%, 02/15/22[2]	75	76,687	0.1
5.875%, 02/15/25[2]	75	76,969	0.1
Netflix, Inc., Sr Unsec’d Nt, 5.750%, 03/01/24	140	142,625	0.1
Netflix, Inc., Sr Unsec’d Nt, 5.375%, 02/01/21	143	145,860	0.1
SITEL LLC/Sitel Finance Corp., Co Guar, 11.500%, 04/01/18	191	173,810	0.2
SITEL LLC/Sitel Finance Corp., Private Placement, Sr Sec’d Nt, 11.000%, 08/01/17[2]	105	108,675	0.1

		724,626	0.7
MEDIA — 12.2%
Adelphia Communications Corp., Pfd, 6.000%, 02/15/06[1,4]	$125	$—	0.0%
Adelphia Communications Corp., Sr Nt,
8.125%, 07/15/03[1,4]	750	5,625	0.0	[12]
9.375%, 11/15/09[1,4]	560	4,200	0.0	[12]
Altice S.A., Private Placement, Co Guar, (Luxembourg), 7.625%, 02/15/25[2]	200	200,375	0.2
Altice S.A., Private Placement, Sr Sec’d Nt, (Luxembourg), 7.750%, 05/15/22[2]	282	286,759	0.3
AMC Entertainment, Inc., Co Guar, 5.875%, 02/15/22	191	198,162	0.2
Cablevision Systems Corp., Sr Unsec’d Nt, 8.000%, 04/15/20	859	972,817	0.9
CCOH Safari LLC, Co Guar, 5.750%, 12/01/24	662	681,860	0.6
Cenveo Corp., Private Placement, Sec’d Nt, 8.500%, 09/15/22[2]	145	122,162	0.1
Cenveo Corp., Private Placement, Sr Sec’d Nt, 6.000%, 08/01/19[2]	185	173,437	0.2
Cinemark USA, Inc., Co Guar, 5.125%, 12/15/22	75	76,125	0.1
Clear Channel Worldwide Holdings, Inc., Co Guar,
6.500%, 11/15/22	171	177,412	0.2
6.500%, 11/15/22	399	419,948	0.4
7.625%, 03/15/20	734	772,535	0.7
7.625%, 03/15/20	25	25,875	0.0	[12]
DISH DBS Corp., Co Guar,
5.875%, 07/15/22	190	193,088	0.2
5.875%, 11/15/24	388	388,485	0.3
6.750%, 06/01/21	997	1,061,805	1.0
7.875%, 09/01/19	65	72,637	0.1
Gannett Co., Inc., Co Guar,
5.125%, 07/15/20	62	64,635	0.0	[12]
6.375%, 10/15/23	280	303,800	0.3
Gannett Co., Inc., Private Placement, Co Guar,
4.875%, 09/15/21[2]	65	66,300	0.0	[12]
5.500%, 09/15/24[2]	65	68,006	0.1
Gray Television, Inc., Co Guar, 7.500%, 10/01/20	275	289,438	0.3

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
MEDIA — (continued)
iHeartCommunications, Inc., Sr Sec’d Nt, 9.000%, 12/15/19	$153	$151,470	0.1%
Liberty Interactive LLC, Sr Unsec’d Nt, 8.250%, 02/01/30	160	175,200	0.2
Live Nation Entertainment, Inc., Private Placement, Co Guar, 5.375%, 06/15/22[2]	60	61,200	0.1
Media General Financing Sub, Inc., Private Placement, Sr Unsec’d Nt, 5.875%, 11/15/22[2]	85	86,700	0.1
Nexstar Broadcasting, Inc., Co Guar, 6.875%, 11/15/20	100	105,500	0.1
Nexstar Broadcasting, Inc., Private Placement, Co Guar, 6.125%, 02/15/22[2]	90	92,250	0.1
Nielsen Finance LLC/Nielsen Finance Co., Private Placement, Co Guar, 5.000%, 04/15/22[2]	277	278,731	0.3
Numericable-SFR SAS, Private Placement, Sr Sec’d Nt, (France),
6.000%, 05/15/22[2]	600	607,500	0.6
6.250%, 05/15/24[2]	200	202,500	0.2
Outfront Media Capital LLC/Outfront Media Capital Corp., Co Guar,
5.250%, 02/15/22	88	92,180	0.1
5.625%, 02/15/24	185	193,787	0.2
5.875%, 03/15/25	75	79,313	0.0	[12]
Quebecor Media, Inc., Sr Unsec’d Nt, (Canada), 9.750%, 04/15/15[1,4]	585	1,463	0.0	[12]
5.750%, 01/15/23	75	77,250	0.1
RCN Telecom Services LLC/RCN Capital Corp., Private Placement, Sr Unsec’d Nt, 8.500%, 08/15/20[2]	129	136,740	0.1
Regal Entertainment Group, Sr Unsec’d Nt,
5.750%, 03/15/22	150	153,375	0.1
5.750%, 06/15/23	100	101,000	0.1
Sinclair Television Group, Inc., Co Guar,
5.375%, 04/01/21	178	182,672	0.2
6.125%, 10/01/22	200	209,540	0.2
6.375%, 11/01/21	35	37,013	0.0	[12]
MEDIA — (continued)
Sinclair Television Group, Inc., Private Placement, Co Guar, 5.625%, 08/01/24[2]	$105	$106,838	0.1%
Sirius XM Radio, Inc., Private Placement, Co Guar,
4.250%, 05/15/20[2]	35	34,650	0.0	[12]
4.625%, 05/15/23[2]	60	57,750	0.1
5.375%, 04/15/25[2]	30	30,150	0.0	[12]
5.750%, 08/01/21[2]	312	325,260	0.3
6.000%, 07/15/24[2]	419	439,950	0.4
Time Warner Cable, Inc., Co Guar, 7.300%, 07/01/38	65	87,621	0.1
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Private Placement, Sr Sec’d Nt, (Germany), 5.000%, 01/15/25[2]	200	202,000	0.2
Univision Communications, Inc., Private Placement, Co Guar, 8.500%, 05/15/21[2]	315	336,656	0.3
Univision Communications, Inc., Private Placement, Sr Sec’d Nt,
5.125%, 05/15/23[2]	125	126,875	0.1
6.750%, 09/15/22[2]	617	661,733	0.6
7.875%, 11/01/20[2]	120	128,100	0.1
Videotron Ltd., Co Guar, (Canada), 5.000%, 07/15/22	53	54,590	0.0	[12]
Videotron Ltd., Private Placement, Co Guar, (Canada), 5.375%, 06/15/24[2]	114	117,420	0.1
VTR Finance B.V., Private Placement, Sr Sec’d Nt, (Netherlands), 6.875%, 01/15/24[2]	200	207,500	0.2
WMG Acquisition Corp., Private Placement, Co Guar, 6.750%, 04/15/22[2]	217	205,608	0.2
WMG Acquisition Corp., Private Placement, Sr Sec’d Nt, 5.625%, 04/15/22[2]	150	150,563	0.1
Ziggo Bond Finance B.V., Private Placement, Sr Unsec’d Nt, (Netherlands), 5.875%, 01/15/25[2]	200	209,500	0.2

		13,133,634	12.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
MULTILINE RETAIL — 0.3%
Family Tree Escrow LLC, Private Placement, Sr Sec’d Nt, 5.750%, 03/01/23[2]	$74	$77,885	0.1%
J.C. Penney Corp., Inc., Co Guar, 8.125%, 10/01/19	51	49,980	0.0	[12]
Neiman Marcus Group Ltd. LLC, Private Placement, Co Guar, 8.000%, 10/15/21[2]	211	223,660	0.2

		351,525	0.3
SPECIALTY RETAIL — 1.4%
Chinos Intermediate Holdings A, Inc., Private Placement, Sr Unsec’d Nt, 7.750%, (cash) 05/01/19[2,17]	76	66,690	0.1
Claire’s Stores, Inc., Private Placement, Sr Sec’d Nt, 9.000%, 03/15/19[2]	659	598,042	0.5
Claire’s Stores, Inc., Sec’d Nt, 8.875%, 03/15/19	509	290,130	0.3
Guitar Center, Inc., Private Placement, Sr Sec’d Nt, 6.500%, 04/15/19[2]	119	103,828	0.1
Neebo, Inc., Private Placement, Sr Sec’d Nt, 15.000%, 06/30/16[2]	190	196,154	0.2
Penske Automotive Group, Inc., Co Guar, 5.750%, 10/01/22	86	90,300	0.1
Radio Systems Corp., Private Placement, Sec’d Nt, 8.375%, 11/01/19[2]	102	109,905	0.1
Serta Simmons Holdings LLC, Private Placement, Sr Unsec’d Nt, 8.125%, 10/01/20[2]	45	47,363	0.0	[12]

		1,502,412	1.4

Total Consumer Discretionary		26,279,117	24.4

CONSUMER STAPLES — 5.5%
BEVERAGES — 0.5%
Constellation Brands, Inc., Co Guar,
3.750%, 05/01/21	75	76,687	0.1
4.250%, 05/01/23	25	25,719	0.0	[12]
4.750%, 11/15/24	63	66,623	0.1
Cott Beverages, Inc., Private Placement, Co Guar, 6.750%, 01/01/20[2]	104	107,640	0.1
BEVERAGES — (continued)
DS Services of America, Inc., Private Placement, Sec’d Nt, 10.000%, 09/01/21[2]	$234	$274,950	0.2%

		551,619	0.5
FOOD & STAPLES RETAILING — 1.7%
Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc., Private Placement, Sr Sec’d Nt, 7.750%, 10/15/22[2]	350	374,500	0.3
Ingles Markets, Inc., Sr Unsec’d Nt, 5.750%, 06/15/23	160	165,600	0.2
New Albertsons, Inc., Sr Unsec’d Nt,
7.450%, 08/01/29	67	61,305	0.1
8.000%, 05/01/31	173	164,350	0.1
Rite Aid Corp., Co Guar,
6.750%, 06/15/21	160	170,200	0.2
9.250%, 03/15/20	150	165,375	0.1
Rite Aid Corp., Private Placement, Co Guar, 6.125%, 04/01/23[2]	262	268,550	0.3
SUPERVALU, Inc., Sr Unsec’d Nt, 7.750%, 11/15/22	242	257,730	0.2
Tops Holding Corp./Tops Markets LLC, Sr Sec’d Nt, 8.875%, 12/15/17	240	252,600	0.2

		1,880,210	1.7
FOOD PRODUCTS — 3.0%
Bumble Bee Holdings, Inc., Private Placement, Sr Sec’d Nt, 9.000%, 12/15/17[2]	265	278,250	0.3
Darling Ingredients, Inc., Co Guar, 5.375%, 01/15/22	220	221,650	0.2
Dean Foods Co., Private Placement, Co Guar, 6.500%, 03/15/23[2]	125	125,625	0.1
H.J. Heinz Co., Private Placement, Sec’d Nt, 4.875%, 02/15/25[2]	115	124,631	0.1
H.J. Heinz Co., Sec’d Nt, 4.250%, 10/15/20	300	307,800	0.3
JBS USA LLC/JBS USA Finance, Inc., Private Placement, Sr Unsec’d Nt, 5.875%, 07/15/24[2]	221	222,980	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
FOOD PRODUCTS — (continued)
JBS USA LLC/JBS USA Finance, Inc., Private Placement, Co Guar,
7.250%, 06/01/21[2]	$258	$271,938	0.2%
7.250%, 06/01/21[2]	177	186,956	0.2
8.250%, 02/01/20[2]	78	82,495	0.1
Pilgrim’s Pride Corp., Private Placement, Co Guar, 5.750%, 03/15/25[2]	105	107,363	0.1
Post Holdings, Inc., Private Placement, Co Guar, 6.750%, 12/01/21[2]	200	202,000	0.2
Shearer’s Foods LLC/Chip Finance Corp., Private Placement, Sr Sec’d Nt, 9.000%, 11/01/19[2]	125	136,250	0.1
Smithfield Foods Inc., Private Placement, Sr Unsec’d Nt,
5.250%, 08/01/18[2]	101	103,273	0.1
5.875%, 08/01/21[2]	436	457,255	0.4
Smithfield Foods, Inc., Sr Unsec’d Nt,
6.625%, 08/15/22	150	160,500	0.2
7.750%, 07/01/17	76	84,550	0.1
Wells Enterprises, Inc., Private Placement, Sr Sec’d Nt, 6.750%, 02/01/20[2]	100	101,750	0.1

		3,175,266	3.0
HOUSEHOLD PRODUCTS — 0.1%
Spectrum Brands, Inc., Co Guar, 6.625%, 11/15/22	42	44,940	0.0	[12]
Spectrum Brands, Inc., Private Placement, Co Guar, 6.125%, 12/15/24[2]	43	45,903	0.1

		90,843	0.1
PERSONAL PRODUCTS — 0.2%
Prestige Brands, Inc., Private Placement, Co Guar, 5.375%, 12/15/21[2]	100	101,250	0.1
Revlon Consumer Products Corp., Co Guar, 5.750%, 02/15/21	119	122,867	0.1

		224,117	0.2

Total Consumer Staples		5,922,055	5.5

ENERGY — 16.1%
ENERGY EQUIPMENT & SERVICES — 1.8%
Basic Energy Services, Inc., Co Guar, 7.750%, 10/15/22	$64	$47,360	0.1%
Compressco Partners LP/Compressco Finance, Inc., Private Placement, Co Guar, 7.250%, 08/15/22[2]	176	153,120	0.2
Exterran Partners LP/EXLP Finance Corp., Co Guar, 6.000%, 10/01/22	120	109,200	0.1
Ocean Rig UDW, Inc., Private Placement, Sr Unsec’d Nt, 7.250%, 04/01/19[2]	200	116,000	0.1
Parker Drilling Co., Co Guar,
6.750%, 07/15/22	120	95,100	0.1
7.500%, 08/01/20	35	28,262	0.0	[12]
PHI, Inc., Co Guar, 5.250%, 03/15/19	81	73,305	0.1
Pioneer Energy Services Corp., Co Guar, 6.125%, 03/15/22	50	38,000	0.0	[12]
Precision Drilling Corp., Private Placement, Co Guar, (Canada), 5.250%, 11/15/24[2]	170	141,950	0.1
Sea Trucks Group Ltd., Private Placement, Sr Sec’d Nt, (United Kingdom), Reg. S, 9.000%, 03/26/18[2]	200	124,000	0.1
Seventy Seven Energy, Inc., Sr Unsec’d Nt, 6.500%, 07/15/22	87	39,585	0.0	[12]
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Co Guar,
5.500%, 08/15/22	55	52,113	0.0	[12]
7.500%, 07/01/21	65	67,600	0.1
Transocean, Inc., Co Guar, (Cayman Islands),
6.375%, 12/15/21	206	173,298	0.2
6.500%, 11/15/20	44	36,905	0.0	[12]
Trinidad Drilling Ltd., Private Placement, Co Guar, (Canada), 7.875%, 01/15/19[2]	130	120,900	0.1
Unit Corp., Co Guar, 6.625%, 05/15/21	418	392,920	0.4
Western Refining Logistics LP/WNRL Finance Corp., Private Placement, Sr Unsec’d Nt, 7.500%, 02/15/23[2]	107	109,140	0.1

		1,918,758	1.8

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
OIL, GAS & CONSUMABLE FUELS — 14.3%
Antero Resources Corp., Co Guar,
5.125%, 12/01/22	$89	$85,440	0.1%
5.375%, 11/01/21	70	67,900	0.1
6.000%, 12/01/20	115	115,057	0.1
Baytex Energy Corp., Private Placement, Co Guar, (Canada),
5.125%, 06/01/21[2]	44	40,370	0.1
5.625%, 06/01/24[2]	44	40,260	0.0	[12]
Blue Racer Midstream LLC/Blue Racer Finance Corp., Private Placement, Co Guar, 6.125%, 11/15/22[2]	151	155,152	0.1
California Resources Corp., Private Placement, Co Guar,
5.000%, 01/15/20[2]	113	101,982	0.1
5.500%, 09/15/21[2]	208	184,538	0.2
6.000%, 11/15/24[2]	239	209,723	0.2
Chesapeake Energy Corp., Co Guar,
4.875%, 04/15/22	545	510,937	0.5
5.375%, 06/15/21	140	135,800	0.1
5.750%, 03/15/23	140	136,500	0.1
6.125%, 02/15/21	102	103,275	0.1
Cimarex Energy Co., Co Guar,
4.375%, 06/01/24	80	79,400	0.1
5.875%, 05/01/22	72	76,680	0.0	[12]
Citgo Holding, Inc., Private Placement, Sr Sec’d Nt, 10.750%, 02/15/20[2]	150	154,500	0.1
CITGO Petroleum Corp., Private Placement, Sr Sec’d Nt, 6.250%, 08/15/22[2]	204	197,880	0.2
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., Co Guar, 6.375%, 03/15/24	55	47,575	0.0	[12]
Comstock Resources, Inc., Co Guar,
7.750%, 04/01/19	150	63,000	0.1
9.500%, 06/15/20	109	47,415	0.0	[12]
Comstock Resources, Inc., Private Placement, Sr Sec’d Nt, 10.000%, 03/15/20[2]	173	167,377	0.2
Concho Resources, Inc., Co Guar,
5.500%, 04/01/23	40	40,296	0.0	[12]
6.500%, 01/15/22	205	214,737	0.2
CONSOL Energy, Inc., Co Guar, 5.875%, 04/15/22	130	117,650	0.1
OIL, GAS & CONSUMABLE FUELS — (continued)
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Co Guar,
6.000%, 12/15/20	$48	$48,240	0.1%
6.125%, 03/01/22	151	152,132	0.1
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Private Placement, Co Guar, 6.250%, 04/01/23[2]	136	137,360	0.1
Diamondback Energy, Inc., Co Guar, 7.625%, 10/01/21	157	165,243	0.2
Energy Transfer Equity LP, Sr Sec’d Nt,
5.875%, 01/15/24	250	263,750	0.3
7.500%, 10/15/20	19	21,280	0.0	[12]
EnLink Midstream Partners LP/EnLink Midstream Finance Corp., Co Guar, 7.125%, 06/01/22	124	139,842	0.1
EP Energy LLC/Everest Acquisition Finance, Inc., Co Guar,
7.750%, 09/01/22	142	144,840	0.1
9.375%, 05/01/20	453	474,518	0.5
EP Energy LLC/Everest Acquisition Finance, Inc., Sec’d Nt, 6.875%, 05/01/19	97	99,425	0.1
EXCO Resources, Inc., Co Guar,
7.500%, 09/15/18	35	20,737	0.0	[12]
8.500%, 04/15/22	90	50,063	0.1
Genesis Energy LP/Genesis Energy Finance Corp., Co Guar,
5.625%, 06/15/24	125	117,500	0.1
5.750%, 02/15/21	175	168,875	0.2
7.875%, 12/15/18	200	205,000	0.2
Halcon Resources Corp., Co Guar,
8.875%, 05/15/21	75	52,125	0.0	[12]
9.250%, 02/15/22	195	134,550	0.1
9.750%, 07/15/20	74	52,170	0.1
Hilcorp Energy I LP/Hilcorp Finance Co., Private Placement, Sr Unsec’d Nt,
5.000%, 12/01/24[2]	377	354,380	0.3
7.625%, 04/15/21[2]	75	78,000	0.1
8.000%, 02/15/20[2]	75	77,625	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
OIL, GAS & CONSUMABLE FUELS — (continued)
Holly Energy Partners LP/Holly Energy Finance Corp., Co Guar, 6.500%, 03/01/20	$125	$123,125	0.1%
Jones Energy Holdings LLC/Jones Energy Finance Corp., Co Guar, 6.750%, 04/01/22	160	149,600	0.1
Jupiter Resources, Inc., Private Placement, Sr Unsec’d Nt, (Canada), 8.500%, 10/01/22[2]	250	205,000	0.2
Linn Energy LLC/Linn Energy Finance Corp., Co Guar, 6.500%, 09/15/21	145	114,641	0.1
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Co Guar,
4.875%, 12/01/24	130	132,912	0.1
6.250%, 06/15/22	137	143,165	0.2
Martin Midstream Partners LP/Martin Midstream Finance Corp., Co Guar, 7.250%, 02/15/21	231	221,760	0.2
MEG Energy Corp., Private Placement, Co Guar, (Canada),
6.500%, 03/15/21[2]	85	78,625	0.1
7.000%, 03/31/24[2]	105	98,963	0.1
Memorial Resource Development Corp., Private Placement, Co Guar, 5.875%, 07/01/22[2]	214	201,160	0.2
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., Private Placement, Sr Sec’d Nt, 8.125%, 11/15/21[2]	147	147,735	0.1
Newfield Exploration Co., Sr Unsec’d Nt,
5.375%, 01/01/26	75	75,759	0.1
5.625%, 07/01/24	105	109,200	0.1
5.750%, 01/30/22	300	312,750	0.3
NGL Energy Partners LP/NGL Energy Finance Corp., Co Guar,
5.125%, 07/15/19	53	51,940	0.1
6.875%, 10/15/21	105	109,725	0.1
Oasis Petroleum, Inc., Co Guar, 6.875%, 03/15/22	180	175,500	0.2
Peabody Energy Corp., Co Guar, 6.250%, 11/15/21	197	121,155	0.1
OIL, GAS & CONSUMABLE FUELS — (continued)
Peabody Energy Corp., Private Placement, Sec’d Nt, 10.000%, 03/15/22[2]	$279	$248,310	0.2%
Penn Virginia Corp., Co Guar, 8.500%, 05/01/20	170	159,800	0.2
PVR Partners LP/Penn Virginia Resource Finance Corp., Co Guar, 6.500%, 05/15/21	33	34,733	0.0	[12]
QEP Resources, Inc., Sr Unsec’d Nt,
5.250%, 05/01/23	239	234,220	0.2
5.375%, 10/01/22	343	336,998	0.3
6.875%, 03/01/21	215	228,437	0.2
Regency Energy Partners LP/Regency Energy Finance Corp., Co Guar,
5.000%, 10/01/22	84	87,360	0.1
5.875%, 03/01/22	152	164,920	0.1
6.500%, 07/15/21	320	335,200	0.3
Rice Energy, Inc., Private Placement, Co Guar, 7.250%, 05/01/23[2]	108	108,000	0.1
Rosetta Resources, Inc., Co Guar,
5.625%, 05/01/21	59	55,460	0.0	[12]
5.875%, 06/01/22	529	498,583	0.5
5.875%, 06/01/24	7	6,510	0.0	[12]
RSP Permian, Inc., Private Placement, Co Guar, 6.625%, 10/01/22[2]	62	62,310	0.1
Sabine Oil & Gas Corp., Co Guar, 9.750%, 02/15/17	148	27,010	0.0	[12]
SandRidge Energy, Inc., Co Guar, 7.500%, 03/15/21	100	62,000	0.1
SemGroup Corp., Co Guar, 7.500%, 06/15/21	109	114,178	0.1
Seventy Seven Operating LLC, Co Guar, 6.625%, 11/15/19	200	149,500	0.1
SM Energy Co., Sr Unsec’d Nt,
5.000%, 01/15/24	220	207,130	0.2
6.500%, 11/15/21	429	435,435	0.4
6.500%, 01/01/23	240	244,800	0.2
6.625%, 02/15/19	150	151,875	0.2
Stone Energy Corp., Co Guar, 7.500%, 11/15/22	159	143,895	0.1
Sunoco LP/Sunoco Finance Corp., Private Placement, Co Guar, 6.375%, 04/01/23[2]	225	231,750	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
OIL, GAS & CONSUMABLE FUELS — (continued)
Talos Production LLC/Talos Production Finance, Inc., Private Placement, Co Guar, 9.750%, 02/15/18[2]	$198	$138,600	0.1%
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Co Guar,
6.375%, 08/01/22	52	54,470	0.0	[12]
6.875%, 02/01/21	200	209,500	0.2
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Private Placement, Co Guar, 5.000%, 01/15/18[2]	122	125,660	0.1
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Private Placement, Co Guar,
5.500%, 10/15/19[2]	97	99,910	0.1
6.250%, 10/15/22[2]	93	96,255	0.1
Ultra Petroleum Corp., Private Placement, Sr Unsec’d Nt, (Canada),
5.750%, 12/15/18[2]	255	230,137	0.2
6.125%, 10/01/24[2]	171	146,633	0.2
W&T Offshore, Inc., Co Guar, 8.500%, 06/15/19	243	147,015	0.1
Western Refining, Inc., Co Guar, 6.250%, 04/01/21	65	64,675	0.1
Williams Partners LP/ACMP Finance Corp., Sr Unsec’d Nt,
4.875%, 05/15/23	83	83,622	0.1
6.125%, 07/15/22	156	165,282	0.1
WPX Energy, Inc., Sr Unsec’d Nt,
5.250%, 09/15/24	385	338,608	0.3
6.000%, 01/15/22	580	539,400	0.5

		15,391,995	14.3

Total Energy		17,310,753	16.1

FINANCIALS — 8.7%
BANKS — 3.0%
Barclays Bank plc, Sub Nt, (United Kingdom), 7.625%, 11/21/22	200	234,125	0.2
CIT Group, Inc., Private Placement, Sr Unsec’d Nt, 6.625%, 04/01/18[2]	130	139,425	0.1
BANKS — (continued)
CIT Group, Inc., Sr Unsec’d Nt,
4.250%, 08/15/17	$303	$306,788	0.3%
5.000%, 08/15/22	327	335,584	0.3
5.250%, 03/15/18	85	87,975	0.1
5.375%, 05/15/20	505	531,512	0.5
Royal Bank of Scotland Group plc, Sub Nt, (United Kingdom),
6.000%, 12/19/23	246	273,636	0.3
6.100%, 06/10/23	400	444,823	0.4
6.125%, 12/15/22	503	566,426	0.5
Royal Bank of Scotland plc (The), Sub Nt, (United Kingdom), Reg. S, VAR, 9.500%, 03/16/22	275	310,144	0.3

		3,230,438	3.0
CAPITAL MARKETS — 0.3%
E*TRADE Financial Corp., Sr Unsec’d Nt,
4.625%, 09/15/23	102	103,785	0.1
5.375%, 11/15/22	78	82,290	0.1
Oppenheimer Holdings, Inc., Sr Sec’d Nt, 8.750%, 04/15/18	105	110,145	0.1

		296,220	0.3
CONSUMER FINANCE — 2.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Private Placement, Co Guar, (Ireland), 4.500%, 05/15/21[2]	200	206,750	0.2
Ally Financial, Inc., Co Guar,
7.500%, 09/15/20	96	112,440	0.1
8.000%, 03/15/20	663	790,628	0.7
8.000%, 11/01/31	227	283,750	0.3
Ally Financial, Inc., Sr Unsec’d Nt,
4.125%, 03/30/20	225	223,594	0.2
4.625%, 03/30/25	225	221,625	0.2
General Motors Financial Co., Inc., Co Guar,
3.250%, 05/15/18	22	22,413	0.0	[12]
4.250%, 05/15/23	38	39,366	0.1
Navient Corp., Sr Unsec’d Nt,
7.250%, 01/25/22	36	37,980	0.0	[12]
8.000%, 03/25/20	294	326,369	0.3

		2,264,915	2.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
DIVERSIFIED FINANCIAL SERVICES — 1.6%
ACE Cash Express, Inc., Private Placement, Sr Sec’d Nt, 11.000%, 02/01/19[2]	$327	$182,711	0.2%
Argos Merger Sub, Inc., Private Placement, Sr Unsec’d Nt, 7.125%, 03/15/23[2]	295	305,694	0.3
CNG Holdings, Inc., Private Placement, Sr Sec’d Nt, 9.375%, 05/15/20[2]	294	210,945	0.2
Denali Borrower LLC/Denali Finance Corp., Private Placement, Sr Sec’d Nt, 5.625%, 10/15/20[2]	523	552,811	0.5
Igloo Holdings Corp., Private Placement, Sr Unsec’d Nt, 8.250%, (cash) 12/15/17[2,17]	99	99,495	0.1
MSCI, Inc., Private Placement, Co Guar, 5.250%, 11/15/24[2]	59	60,991	0.0	[12]
Nationstar Mortgage LLC/Nationstar Capital Corp., Co Guar,
6.500%, 07/01/21	28	27,160	0.0	[12]
7.875%, 10/01/20	111	113,775	0.1
9.625%, 05/01/19	54	57,645	0.1
Nielsen Co. Luxembourg SARL (The), Private Placement, Co Guar, (Luxembourg), 5.500%, 10/01/21[2]	50	51,625	0.0	[12]
Speedy Cash Intermediate Holdings Corp., Private Placement, Sec’d Nt, 10.750%, 05/15/18[2]	65	63,050	0.1

		1,725,902	1.6
INSURANCE — 0.7%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, Private Placement, Sr Unsec’d Nt, 7.875%, 12/15/20[2]	145	149,350	0.2
Fidelity & Guaray Life Holdings, Inc., Private Placement, Sr Unsec’d Nt, 6.375%, 04/01/21[2]	93	97,650	0.1
National Financial Partners Corp., Private Placement, Sr Unsec’d Nt, 9.000%, 07/15/21[2]	136	139,060	0.1
USI, Inc., Private Placement, Sr Unsec’d Nt, 7.750%, 01/15/21[2]	343	351,575	0.3

		737,635	0.7
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.8%
CNL Lifestyle Properties, Inc., Co Guar, 7.250%, 04/15/19	$171	$174,420	0.2%
Crown Castle International Corp., Sr Unsec’d Nt,
4.875%, 04/15/22	107	111,146	0.1
5.250%, 01/15/23	211	221,550	0.2
DuPont Fabros Technology LP, Co Guar, 5.875%, 09/15/21	133	137,322	0.1
Iron Mountain, Inc., Co Guar,
5.750%, 08/15/24	116	117,450	0.1
7.750%, 10/01/19	100	106,375	0.1
RHP Hotel Properties LP/RHP Finance Corp., Co Guar, 5.000%, 04/15/21	59	60,328	0.0	[12]

		928,591	0.8
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Kennedy-Wilson, Inc., Co Guar, 5.875%, 04/01/24	18	18,045	0.0	[12]
Mattamy Group Corp., Private Placement, Sr Unsec’d Nt, (Canada), 6.500%, 11/15/20[2]	192	184,800	0.2

		202,845	0.2

Total Financials		9,386,546	8.7

HEALTH CARE — 13.2%
HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Alere, Inc., Co Guar, 6.500%, 06/15/20	120	123,900	0.1
Biomet, Inc., Co Guar,
6.500%, 08/01/20	325	344,500	0.3
6.500%, 10/01/20	225	236,250	0.2
ConvaTec Healthcare E S.A., Private Placement, Co Guar, (Luxembourg), 10.500%, 12/15/18[2]	506	534,336	0.5
Halyard Health, Inc., Private Placement, Sr Unsec’d Nt, 6.250%, 10/15/22[2]	55	57,612	0.1
Hologic, Inc., Co Guar, 6.250%, 08/01/20	70	72,625	0.1
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, Private Placement, Co Guar, (Luxembourg), 5.750%, 08/01/22[2]	222	229,215	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
HEALTH CARE EQUIPMENT & SUPPLIES — (continued)
Teleflex, Inc., Private Placement, Co Guar, 5.250%, 06/15/24[2]	$105	$107,100	0.1%

		1,705,538	1.6
HEALTH CARE PROVIDERS & SERVICES — 7.7%
Acadia Healthcare Co., Inc., Co Guar,
5.125%, 07/01/22	105	105,131	0.1
6.125%, 03/15/21	108	112,050	0.1
Acadia Healthcare Co., Inc., Private Placement, Co Guar, 5.625%, 02/15/23[2]	70	71,225	0.1
Amsurg Corp., Co Guar,
5.625%, 11/30/20	65	66,300	0.1
5.625%, 07/15/22	125	127,812	0.1
Catamaran Corp., Co Guar, (Canada), 4.750%, 03/15/21	50	55,562	0.0	[12]
Centene Corp., Sr Unsec’d Nt, 4.750%, 05/15/22	115	119,312	0.1
CHS/Community Health Systems, Inc., Co Guar,
6.875%, 02/01/22	365	390,094	0.3
7.125%, 07/15/20	203	215,180	0.2
8.000%, 11/15/19	280	297,500	0.3
CHS/Community Health Systems, Inc., Sr Sec’d Nt,
5.125%, 08/15/18	45	46,406	0.0	[12]
5.125%, 08/01/21	110	113,300	0.1
DaVita HealthCare Partners, Inc., Co Guar,
5.125%, 07/15/24	170	173,400	0.2
6.625%, 11/01/20	98	102,655	0.1
Envision Healthcare Corp., Private Placement, Co Guar, 5.125%, 07/01/22[2]	140	143,150	0.1
Fresenius Medical Care U.S. Finance II, Inc., Private Placement, Co Guar,
5.625%, 07/31/19[2]	67	72,729	0.1
5.750%, 02/15/21[2]	90	98,550	0.1
5.875%, 01/31/22[2]	105	115,500	0.1
Fresenius Medical Care US Finance II, Inc., Private Placement, Co Guar,
4.125%, 10/15/20[2]	95	96,603	0.1
4.750%, 10/15/24[2]	55	57,613	0.0	[12]
HEALTH CARE PROVIDERS & SERVICES — (continued)
HCA Holdings, Inc., Sr Unsec’d Nt, 6.250%, 02/15/21	$350	$378,420	0.4%
HCA, Inc., Co Guar,
5.375%, 02/01/25	147	154,166	0.1
5.875%, 05/01/23	180	194,400	0.2
7.500%, 02/15/22	270	314,888	0.3
HCA, Inc., Sr Sec’d Nt,
3.750%, 03/15/19	122	123,640	0.1
4.250%, 10/15/19	150	154,125	0.1
4.750%, 05/01/23	115	119,312	0.1
5.000%, 03/15/24	184	195,040	0.2
5.250%, 04/15/25	170	183,600	0.2
5.875%, 03/15/22	200	221,438	0.2
6.500%, 02/15/20	275	309,650	0.3
HealthSouth Corp., Co Guar, 5.750%, 11/01/24	175	182,000	0.2
IASIS Healthcare LLC/IASIS Capital Corp., Co Guar, 8.375%, 05/15/19	487	506,480	0.5
inVentiv Health, Inc., Private Placement, Sr Sec’d Nt, 9.000%, 01/15/18[2]	53	55,650	0.0	[12]
LifePoint Hospitals, Inc., Co Guar, 5.500%, 12/01/21	144	150,840	0.1
MPH Acquisition Holdings LLC, Private Placement, Co Guar, 6.625%, 04/01/22[2]	430	445,588	0.4
Tenet Healthcare Corp., Private Placement, Sr Unsec’d Nt,
5.000%, 03/01/19[2]	108	107,190	0.1
5.500%, 03/01/19[2]	500	503,750	0.5
Tenet Healthcare Corp., Sr Sec’d Nt,
4.500%, 04/01/21	75	73,500	0.0	[12]
4.750%, 06/01/20	75	76,008	0.1
6.000%, 10/01/20	173	183,380	0.2
6.250%, 11/01/18	105	113,794	0.1
Tenet Healthcare Corp., Sr Unsec’d Nt,
6.750%, 02/01/20	30	31,650	0.0	[12]
8.000%, 08/01/20	288	302,400	0.3
8.125%, 04/01/22	244	269,010	0.3
United Surgical Partners International, Inc., Co Guar, 9.000%, 04/01/20	320	343,600	0.3

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
HEALTH CARE PROVIDERS & SERVICES — (continued)
Universal Health Services, Inc., Private Placement, Sr Sec’d Nt,
3.750%, 08/01/19[2]	$32	$32,640	0.0%[12]
4.750%, 08/01/22[2]	47	49,409	0.1

		8,355,640	7.7
HEALTH CARE TECHNOLOGY — 0.2%
IMS Health, Inc., Private Placement, Sr Unsec’d Nt, 6.000%, 11/01/20[2]	180	187,425	0.2

PHARMACEUTICALS — 3.7%
Capsugel S.A., Private Placement, Sr Unsec’d Nt, (Luxembourg), 7.000%, (cash) 05/15/19[2,17]	90	91,462	0.1
Celtic Pharma Phinco B.V., (Bermuda), 17.000%, (PIK) 06/15/12[1,4,9,16,17]	2,805	280	0.0	[12]
Endo Finance LLC, Private Placement, Co Guar, 5.750%, 01/15/22[2]	190	194,750	0.2
Endo Finance LLC/Endo Finco, Inc., Private Placement, Co Guar,
6.000%, 02/01/25[2]	215	221,450	0.2
7.000%, 07/15/19[2]	75	78,187	0.0	[12]
7.000%, 12/15/20[2]	75	78,188	0.1
7.250%, 01/15/22[2]	83	88,084	0.1
Grifols Worldwide Operations Ltd., Private Placement, Sr Unsec’d Nt, (Ireland), 5.250%, 04/01/22[2]	200	203,250	0.2
Par Pharmaceutical Cos., Inc., Co Guar, 7.375%, 10/15/20	60	63,300	0.1
Salix Pharmaceuticals Ltd., Private Placement, Co Guar, 6.500%, 01/15/21[2]	110	121,963	0.1
Valeant Pharmaceuticals International, Inc., Private Placement, Co Guar, (Canada),
5.500%, 03/01/23[2]	95	95,712	0.1
5.625%, 12/01/21[2]	65	65,975	0.1
6.375%, 10/15/20[2]	295	306,431	0.3
6.750%, 08/15/18[2]	354	373,028	0.3
7.000%, 10/01/20[2]	280	292,250	0.3
7.500%, 07/15/21[2]	152	164,397	0.1
PHARMACEUTICALS — (continued)
VRX Escrow Corp., Private Placement, Sr Unsec’d Nt, (Canada),
5.375%, 03/15/20[2]	$370	$373,238	0.3%
5.875%, 05/15/23[2]	705	722,625	0.7
6.125%, 04/15/25[2]	425	439,875	0.4

		3,974,445	3.7

Total Health Care		14,223,048	13.2

INDUSTRIALS — 14.2%
AEROSPACE & DEFENSE — 0.8%
Bombardier, Inc., Private Placement, Sr Unsec’d Nt, (Canada),
4.750%, 04/15/19[2]	97	95,060	0.1
6.125%, 01/15/23[2]	55	51,975	0.0	[12]
7.500%, 03/15/18[2]	100	106,313	0.1
Bombardier, Inc., Private Placement, Unsec’d Nt, (Canada), 5.500%, 09/15/18[2]	56	55,930	0.0	[12]
GenCorp, Inc., Sec’d Nt, 7.125%, 03/15/21	65	69,550	0.1
Kratos Defense & Security Solutions, Inc., Sr Sec’d Nt, 7.000%, 05/15/19	60	52,350	0.0	[12]
Orbital ATK, Inc., Private Placement, Co Guar, 5.250%, 10/01/21[2]	93	94,395	0.1
Spirit AeroSystems, Inc., Co Guar, 5.250%, 03/15/22	56	58,240	0.1
TransDigm, Inc., Co Guar,
6.000%, 07/15/22	228	228,000	0.2
6.500%, 07/15/24	87	87,435	0.1

		899,248	0.8
AIR FREIGHT & LOGISTICS — 0.1%
CEVA Group plc, Private Placement, Sr Sec’d Nt, (United Kingdom), 4.000%, 05/01/18[2]	75	68,063	0.1

AIRLINES — 0.8%
Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	552	623,869	0.6
UAL 2007-1 Pass-Through Trust, Private Placement, 7.336%, 07/02/19[2]	65	70,735	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
AIRLINES — (continued)
US Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	$153	$159,835	0.1%

		854,439	0.8
BUILDING PRODUCTS — 0.7%
Masco Corp., Sr Unsec’d Nt,
4.450%, 04/01/25	113	116,673	0.1
5.950%, 03/15/22	43	48,267	0.1
7.125%, 03/15/20	10	11,725	0.0	[12]
Masonite International Corp., Private Placement, Co Guar, (Canada),
5.625%, 03/15/23[2]	107	109,675	0.1
8.250%, 04/15/21[2]	340	362,525	0.3
NCI Building Systems, Inc., Private Placement, Co Guar, 8.250%, 01/15/23[2]	42	44,415	0.0	[12]
USG Corp., Private Placement, Co Guar,
5.500%, 03/01/25[2]	84	85,680	0.1
7.875%, 03/30/20[2]	5	5,400	0.0	[12]

		784,360	0.7
COMMERCIAL SERVICES & SUPPLIES — 3.9%
ACCO Brands Corp., Co Guar, 6.750%, 04/30/20	60	62,850	0.1
ADT Corp. (The), Sr Unsec’d Nt,
3.500%, 07/15/22	54	49,140	0.1
4.125%, 04/15/19	65	66,219	0.0	[12]
4.125%, 06/15/23	436	407,660	0.4
6.250%, 10/15/21	305	324,825	0.3
Aramark Services, Inc., Co Guar, 5.750%, 03/15/20	165	172,425	0.2
Casella Waste Systems, Inc., Co Guar, 7.750%, 02/15/19	375	375,000	0.3
Covanta Holding Corp., Sr Unsec’d Nt, 5.875%, 03/01/24	80	82,800	0.1
Garda World Security Corp., Private Placement, Co Guar, (Canada), 7.250%, 11/15/21[2]	325	319,312	0.3
Harland Clarke Holdings Corp., Private Placement, Sr Sec’d Nt,
6.875%, 03/01/20[2]	105	106,838	0.1
9.750%, 08/01/18[2]	145	153,337	0.1
COMMERCIAL SERVICES & SUPPLIES — (continued)
Harland Clarke Holdings Corp., Private Placement, Sr Unsec’d Nt, 9.250%, 03/01/21[2]	$90	$87,300	0.1%
ILFC E-Capital Trust I, Private Placement, VAR, 4.090%, 12/21/65[2]	450	424,125	0.4
ILFC E-Capital Trust II, Private Placement, VAR, 6.250%, 12/21/65[2]	520	496,600	0.5
Jaguar Holding Co. I, Private Placement, Sr Unsec’d Nt, 9.375%, (cash) 10/15/17[2,17]	50	51,125	0.0	[12]
Jurassic Holdings III, Inc., Private Placement, Sec’d Nt, 6.875%, 02/15/21[2]	300	261,000	0.2
Mustang Merger Corp., Private Placement, Sr Unsec’d Nt, 8.500%, 08/15/21[2]	83	84,037	0.1
Quad/Graphics, Inc., Private Placement, Co Guar, 7.000%, 05/01/22[2]	125	120,313	0.1
Quebecor World Capital Escrow Corp., (Canada),
6.125%, 07/15/15[1,4,9]	1,415	3,538	0.0	[12]
6.500%, 08/01/27[1,4,9]	810	2,025	0.0	[12]
R.R. Donnelley & Sons Co., Sr Unsec’d Nt,
6.000%, 04/01/24	160	165,200	0.1
6.500%, 11/15/23	100	106,250	0.1
7.000%, 02/15/22	75	82,687	0.1
West Corp., Private Placement, Co Guar, 5.375%, 07/15/22[2]	230	224,825	0.2

		4,229,431	3.9
CONSTRUCTION & ENGINEERING — 1.0%
AECOM, Private Placement, Co Guar,
5.750%, 10/15/22[2]	200	207,000	0.2
5.875%, 10/15/24[2]	285	299,250	0.3
Dycom Investments, Inc., Co Guar, 7.125%, 01/15/21	70	73,325	0.0	[12]
MasTec, Inc., Co Guar, 4.875%, 03/15/23	145	135,575	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
CONSTRUCTION & ENGINEERING — (continued)
Tutor Perini Corp., Co Guar, 7.625%, 11/01/18	$400	$415,000	0.4%

		1,130,150	1.0
ELECTRICAL EQUIPMENT — 0.4%
International Wire Group Holdings, Inc., Private Placement, Sec’d Nt, 8.500%, 10/15/17[2]	135	139,725	0.1
Sensata Technologies B.V., Private Placement, Co Guar, (Netherlands),
4.875%, 10/15/23[2]	117	120,217	0.1
5.000%, 10/01/25[2]	138	139,898	0.1
5.625%, 11/01/24[2]	56	59,640	0.1

		459,480	0.4
INDUSTRIAL CONGLOMERATES — 0.1%
J.M. Huber Corp., Private Placement, Sr Unsec’d Nt, 9.875%, 11/01/19[2]	75	81,094	0.1

MACHINERY — 1.1%
Amsted Industries, Inc., Private Placement, Co Guar,
5.000%, 03/15/22[2]	60	60,375	0.1
5.375%, 09/15/24[2]	50	50,000	0.0	[12]
BlueLine Rental Finance Corp., Private Placement, Sec’d Nt, 7.000%, 02/01/19[2]	226	232,780	0.2
Bluewater Holding B.V., Private Placement, Co Guar, (Netherlands), Reg. S, 10.000%, 12/10/19[2]	400	355,000	0.3
Gardner Denver, Inc., Private Placement, Sr Unsec’d Nt, 6.875%, 08/15/21[2]	65	58,500	0.1
Milacron LLC/Mcron Finance Corp., Private Placement, Co Guar, 7.750%, 02/15/21[2]	304	314,640	0.3
Oshkosh Corp., Private Placement, Co Guar, 5.375%, 03/01/25[2]	59	60,770	0.1

		1,132,065	1.1
MARINE — 1.1%
Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc., Co Guar, 8.125%, 02/15/19	30	25,950	0.0	[12]
MARINE — (continued)
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., Private Placement, Sr Sec’d Nt, 7.375%, 01/15/22[2]	$250	$233,125	0.2%
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., Private Placement, Co Guar, 7.250%, 05/01/22[2]	293	284,210	0.3
Ridgebury Crude Tankers LLC, Private Placement, Sr Sec’d Nt, 7.625%, 03/20/17[2]	190	195,714	0.2
Shelf Drilling Holdings Ltd., Private Placement, Sec’d Nt, (Cayman Islands), 8.625%, 11/01/18[2]	125	102,187	0.1
Ultrapetrol Bahamas Ltd., Sr Sec’d Nt, (Bahamas), 8.875%, 06/15/21	347	328,783	0.3

		1,169,969	1.1
PROFESSIONAL SERVICES — 0.1%
IHS, Inc., Private Placement, Co Guar, 5.000%, 11/01/22[2]	70	70,308	0.1

ROAD & RAIL — 1.2%
Ashtead Capital, Inc., Private Placement, Sec’d Nt,
5.625%, 10/01/24[2]	200	208,000	0.2
6.500%, 07/15/22[2]	200	213,000	0.2
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Co Guar, 9.750%, 03/15/20	135	147,069	0.1
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Private Placement, Co Guar,
5.125%, 06/01/22[2]	150	151,497	0.2
5.250%, 03/15/25[2]	150	149,250	0.1
Hertz Corp. (The), Co Guar, 7.375%, 01/15/21	356	373,800	0.4

		1,242,616	1.2
TRADING COMPANIES & DISTRIBUTORS — 2.9%
Aircastle Ltd., Sr Unsec’d Nt, (Bermuda),
6.250%, 12/01/19	30	32,981	0.0	[12]
7.625%, 04/15/20	200	230,000	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
TRADING COMPANIES & DISTRIBUTORS — (continued)
H&E Equipment Services, Inc., Co Guar, 7.000%, 09/01/22	$84	$86,520	0.1%
HD Supply, Inc., Co Guar, 7.500%, 07/15/20	190	203,300	0.2
HD Supply, Inc., Private Placement, Sr Sec’d Nt, 5.250%, 12/15/21[2]	155	159,650	0.2
International Lease Finance Corp., Sr Unsec’d Nt,
4.625%, 04/15/21	21	21,735	0.0	[12]
8.250%, 12/15/20	888	1,081,140	1.0
United Rentals North America, Inc., Co Guar,
5.500%, 07/15/25	178	181,338	0.2
5.750%, 11/15/24	25	25,812	0.0	[12]
6.125%, 06/15/23	447	473,261	0.4
7.625%, 04/15/22	150	164,100	0.1
8.250%, 02/01/21	160	172,800	0.2
United Rentals North America, Inc., Sr Sec’d Nt, 4.625%, 07/15/23	271	274,049	0.3

		3,106,686	2.9

Total Industrials		15,227,909	14.2

INFORMATION TECHNOLOGY — 8.0%
COMMUNICATIONS EQUIPMENT — 1.9%
Alcatel-Lucent USA, Inc., Private Placement, Co Guar,
4.625%, 07/01/17[2]	200	204,500	0.2
6.750%, 11/15/20[2]	200	213,000	0.2
Alcatel-Lucent USA, Inc., Sr Unsec’d Nt, 6.450%, 03/15/29	173	174,730	0.2
Avaya, Inc., Private Placement, Sec’d Nt, 10.500%, 03/01/21[2]	242	205,700	0.2
Avaya, Inc., Private Placement, Sr Sec’d Nt, 7.000%, 04/01/19[2]	475	471,438	0.4
CommScope, Inc., Private Placement, Co Guar,
5.000%, 06/15/21[2]	23	22,971	0.0	[12]
5.500%, 06/15/24[2]	142	142,000	0.1
Goodman Networks, Inc., Sr Sec’d Nt, 12.125%, 07/01/18	418	388,740	0.4
COMMUNICATIONS EQUIPMENT — (continued)
Nokia OYJ, Sr Unsec’d Nt, (Finland),
5.375%, 05/15/19	$101	$108,575	0.1%
6.625%, 05/15/39	100	118,500	0.1

		2,050,154	1.9
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Belden, Inc., Private Placement, Co Guar,
5.250%, 07/15/24[2]	53	53,397	0.1
5.500%, 09/01/22[2]	15	15,375	0.0	[12]
Brightstar Corp., Private Placement, Co Guar, 9.500%, 12/01/16[2]	215	225,213	0.2
CDW LLC/CDW Finance Corp., Co Guar,
5.000%, 09/01/23	55	55,825	0.0	[12]
5.500%, 12/01/24	75	78,562	0.1
6.000%, 08/15/22	101	108,418	0.1
8.500%, 04/01/19	91	94,868	0.1
Sanmina Corp., Private Placement, Sr Sec’d Nt, 4.375%, 06/01/19[2]	45	44,775	0.0	[12]
Viasystems, Inc., Private Placement, Sr Sec’d Nt, 7.875%, 05/01/19[2]	104	109,460	0.1
Zebra Technologies Corp., Private Placement, Sr Unsec’d Nt, 7.250%, 10/15/22[2]	191	205,803	0.2

		991,696	0.9
INTERNET SOFTWARE & SERVICES — 0.4%
Equinix, Inc., Sr Unsec’d Nt,
4.875%, 04/01/20	128	132,160	0.1
5.375%, 01/01/22	68	70,890	0.1
5.750%, 01/01/25	48	50,040	0.0	[12]
IAC/InterActiveCorp, Co Guar, 4.875%, 11/30/18	35	36,050	0.0	[12]
VeriSign, Inc., Private Placement, Sr Unsec’d Nt, 5.250%, 04/01/25[2]	41	41,820	0.1
VeriSign, Inc., Sr Unsec’d Nt, 4.625%, 05/01/23	111	110,723	0.1

		441,683	0.4
IT Services — 2.3%
Alliance Data Systems Corp., Private Placement, Co Guar, 5.375%, 08/01/22[2]	160	159,600	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
IT Services — (continued)
First Data Corp., Co Guar,
10.625%, 06/15/21	$74	$84,175	0.1%
11.250%, 01/15/21	106	120,575	0.1
11.750%, 08/15/21	313	361,906	0.3
12.625%, 01/15/21	274	324,690	0.3
First Data Corp., Private Placement, Sec’d Nt,
8.250%, 01/15/21[2]	530	567,100	0.5
8.750%, (cash) 01/15/22[2,17]	220	237,086	0.2
First Data Corp., Private Placement, Sr Sec’d Nt, 6.750%, 11/01/20[2]	260	276,900	0.3
IGATE Corp., Co Guar, 4.750%, 04/15/19	91	91,569	0.1
SunGard Data Systems, Inc., Co Guar,
6.625%, 11/01/19	100	103,000	0.1
7.625%, 11/15/20	164	173,430	0.2

		2,500,031	2.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.3%
Advanced Micro Devices, Inc., Sr Unsec’d Nt,
6.750%, 03/01/19	175	169,750	0.2
7.000%, 07/01/24	196	169,050	0.1
7.500%, 08/15/22	97	92,877	0.1
7.750%, 08/01/20	85	81,175	0.1
Amkor Technology, Inc., Sr Unsec’d Nt, 6.375%, 10/01/22	125	128,750	0.1
Entegris, Inc., Private Placement, Co Guar, 6.000%, 04/01/22[2]	55	57,337	0.1
Freescale Semiconductor, Inc., Private Placement, Sr Sec’d Nt,
5.000%, 05/15/21[2]	115	121,325	0.1
6.000%, 01/15/22[2]	58	63,148	0.1
Micron Technology, Inc., Private Placement, Sr Unsec’d Nt,
5.250%, 08/01/23[2]	22	22,385	0.0	[12]
5.500%, 02/01/25[2]	228	229,710	0.2
Micron Technology, Inc., Sr Unsec’d Nt, 5.875%, 02/15/22	50	52,776	0.0	[12]
NXP B.V./NXP Funding LLC, Private Placement, Co Guar, (Netherlands), 5.750%, 03/15/23[2]	200	212,500	0.2

		1,400,783	1.3
SOFTWARE — 1.0%
Activision Blizzard, Inc., Private Placement, Co Guar,
5.625%, 09/15/21[2]	$95	$101,175	0.1%
6.125%, 09/15/23[2]	160	174,400	0.2
Audatex North America, Inc., Private Placement, Co Guar,
6.000%, 06/15/21[2]	164	173,430	0.1
6.125%, 11/01/23[2]	69	72,967	0.1
Infor Software Parent LLC/Infor Software Parent, Inc., Private Placement, Co Guar, 7.125%, (cash) 05/01/21[2,17]	108	106,953	0.1
Infor U.S., Inc., Co Guar, 9.375%, 04/01/19	170	182,291	0.2
Nuance Communications, Inc., Private Placement, Co Guar, 5.375%, 08/15/20[2]	118	119,180	0.1
Open Text Corp., Private Placement, Co Guar, (Canada), 5.625%, 01/15/23[2]	75	77,813	0.1

		1,008,209	1.0
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
NCR Corp., Co Guar,
5.000%, 07/15/22	35	35,350	0.0	[12]
5.875%, 12/15/21	15	15,637	0.0	[12]
6.375%, 12/15/23	40	42,600	0.1
Seagate HDD Cayman, Co Guar, (Cayman Islands), 6.875%, 05/01/20	155	160,813	0.1

		254,400	0.2

Total Information Technology		8,646,956	8.0

MATERIALS — 15.0%
CHEMICALS — 3.4%
Ashland, Inc., Co Guar, 4.750%, 08/15/22	193	195,895	0.2
Ashland, Inc., Sr Unsec’d Nt,
3.000%, 03/15/16	74	74,740	0.1
3.875%, 04/15/18	177	181,425	0.1
Axiall Corp., Co Guar, 4.875%, 05/15/23	280	277,900	0.3

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
CHEMICALS — (continued)
Basell Finance Co., B.V., Private Placement, Co Guar, (Netherlands), 8.100%, 03/15/27[2]	$215	$296,070	0.3%
Eagle Spinco, Inc., Co Guar, 4.625%, 02/15/21	25	24,719	0.0	[12]
Evolution Escrow Issuer LLC, Private Placement, Co Guar, 7.500%, 03/15/22[2]	178	180,225	0.2
Hexion U.S. Finance Corp., Sr Sec’d Nt, 6.625%, 04/15/20	160	146,400	0.1
Huntsman International LLC, Private Placement, Co Guar, 5.125%, 11/15/22[2]	67	67,168	0.1
INEOS Group Holdings S.A., Private Placement, Sec’d Nt, (Luxembourg), 6.125%, 08/15/18[2]	200	201,000	0.2
LyondellBasell Industries N.V., Sr Unsec’d Nt, (Netherlands), 6.000%, 11/15/21	335	393,809	0.4
Momentive Performance Materials, Inc., Sr Sec’d Nt,
3.880%, 10/24/21	150	132,750	0.1
8.875%, 10/15/20[1,4,9]	150	—	0.0
NOVA Chemicals Corp., Private Placement, Sr Unsec’d Nt, 5.000%, 05/01/25[2]	81	84,645	0.1
5.250%, 08/01/23[2]	50	52,250	0.0	[12]
Nufarm Australia Ltd., Private Placement, Co Guar, (Australia), 6.375%, 10/15/19[2]	166	168,075	0.2
Olin Corp., Sr Unsec’d Nt, 5.500%, 08/15/22	175	183,750	0.2
Platform Specialty Products Corp., Private Placement, Sr Unsec’d Nt, 6.500%, 02/01/22[2]	127	132,715	0.1
PolyOne Corp., Sr Unsec’d Nt,
5.250%, 03/15/23	242	251,075	0.2
7.375%, 09/15/20	110	116,050	0.1
Rain CII Carbon LLC and CII Carbon Corp., Private Placement, Sec’d Nt,
8.000%, 12/01/18[2]	140	133,000	0.1
8.250%, 01/15/21[2]	200	186,500	0.2
CHEMICALS — (continued)
WR Grace & Co.-Conn, Private Placement, Co Guar,
5.125%, 10/01/21[2]	$102	$105,825	0.1%
5.625%, 10/01/24[2]	33	35,227	0.0	[12]

		3,621,213	3.4
CONSTRUCTION MATERIALS — 2.4%
Cemex Espana S.A., Private Placement, Sr Sec’d Nt, (Spain), 9.875%, 04/30/19[2]	510	567,375	0.5
Cemex Finance LLC, 9.660%, 02/14/17[9]	163	163,032	0.1
Cemex Finance LLC, Private Placement, Sr Sec’d Nt, 6.000%, 04/01/24[2]	200	199,000	0.2
Cemex S.A.B. de C.V., Private Placement, Sr Sec’d Nt, (Mexico),
5.700%, 01/11/25[2]	250	245,000	0.2
6.125%, 05/05/25[2]	200	201,940	0.2
7.250%, 01/15/21[2]	200	213,500	0.2
Headwaters, Inc., Co Guar, 7.250%, 01/15/19	215	225,213	0.2
Lafarge S.A., Sr Unsec’d Nt, (France), 7.125%, 07/15/36	150	195,000	0.2
U.S. Concrete, Inc., Sr Sec’d Nt, 8.500%, 12/01/18	100	105,750	0.1
Vulcan Materials Co., Sr Unsec’d Nt, 4.500%, 04/01/25	163	165,445	0.2
Nt, 7.500%, 06/15/21	250	300,000	0.3

		2,581,255	2.4
CONTAINERS & PACKAGING — 2.4%
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., Private Placement, Co Guar, (Ireland), 9.125%, 10/15/20[2]	200	213,000	0.2
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., Private Placement, Sr Unsec’d Nt, (Ireland), 7.000%, 11/15/20[2]	35	35,338	0.0	[12]
Ball Corp., Co Guar, 4.000%, 11/15/23	85	82,875	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
CONTAINERS & PACKAGING — (continued)
Berry Plastics Corp., Sec’d Nt,
5.500%, 05/15/22	$115	$118,162	0.1%
9.750%, 01/15/21	300	330,375	0.3
Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, Private Placement, Co Guar, (Luxembourg),
5.625%, 12/15/16[2]	140	140,525	0.1
6.000%, 06/15/17[2]	65	65,163	0.1
Cascades, Inc., Private Placement, Sr Unsec’d Nt, (Canada), 5.500%, 07/15/22[2]	135	137,025	0.1
Constar International, Inc., 11.000%, 12/31/17[1,4,9]	259	43,009	0.0	[12]
Owens-Brockway Glass Container, Inc., Private Placement, Co Guar, 5.375%, 01/15/25[2]	59	60,696	0.1
Owens-Brockway Glass Container, Inc., Private Placement, Sr Unsec’d Nt, 5.000%, 01/15/22[2]	85	86,585	0.1
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Co Guar,
8.250%, 02/15/21	100	107,000	0.1
9.875%, 08/15/19	127	135,890	0.1
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr Sec’d Nt, 5.750%, 10/15/20	460	475,525	0.5
Sealed Air Corp., Private Placement, Co Guar,
4.875%, 12/01/22[2]	85	86,700	0.1
5.125%, 12/01/24[2]	85	87,975	0.1
6.500%, 12/01/20[2]	120	133,500	0.1
8.375%, 09/15/21[2]	205	230,625	0.2

		2,569,968	2.4
METALS & MINING — 5.8%
AK Steel Corp., Sr Sec’d Nt, 8.750%, 12/01/18	155	165,075	0.1
Alcoa, Inc., Sr Unsec’d Nt,
5.125%, 10/01/24	135	144,492	0.1
5.400%, 04/15/21	100	108,870	0.1
5.720%, 02/23/19	110	120,565	0.1
5.900%, 02/01/27	92	101,309	0.1
6.150%, 08/15/20	50	56,416	0.1
6.750%, 01/15/28	68	78,177	0.1
METALS & MINING — (continued)
Aleris International, Inc., Co Guar,
7.625%, 02/15/18	$75	$76,312	0.1%
7.875%, 11/01/20	54	54,945	0.0	[12]
APERAM S.A., Private Placement, Sr Unsec’d Nt, (Luxembourg), 7.750%, 04/01/18[2]	250	259,687	0.2
ArcelorMittal, Sr Unsec’d Nt, (Luxembourg),
7.000%, 02/25/22	275	301,125	0.3
7.750%, 10/15/39	530	556,500	0.5
10.600%, 06/01/19	465	568,753	0.5
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, Private Placement, Co Guar, (Australia), 7.125%, 05/01/18[2]	71	73,485	0.1
Coeur Mining, Inc., Co Guar, 7.875%, 02/01/21	215	183,288	0.2
Commercial Metals Co., Sr Unsec’d Nt,
4.875%, 05/15/23	20	18,900	0.0	[12]
6.500%, 07/15/17	150	159,000	0.1
7.350%, 08/15/18	75	80,813	0.1
First Quantum Minerals Ltd., Private Placement, Co Guar, (Canada),
6.750%, 02/15/20[2]	184	170,200	0.2
7.000%, 02/15/21[2]	54	49,815	0.0	[12]
7.250%, 05/15/22[2]	226	210,463	0.2
FMG Resources August 2006 Pty Ltd., Private Placement, Co Guar, (Australia),
6.875%, 02/01/18[2]	160	157,235	0.2
6.875%, 04/01/22[2]	205	151,444	0.1
Hecla Mining Co., Co Guar, 6.875%, 05/01/21	245	216,825	0.2
HudBay Minerals, Inc., Co Guar, (Canada), 9.500%, 10/01/20	64	66,560	0.1
Kaiser Aluminum Corp., Co Guar, 8.250%, 06/01/20	261	284,490	0.3
KGHM International Ltd., Private Placement, Co Guar, (Canada), 7.750%, 06/15/19[2]	54	55,620	0.0	[12]
Lundin Mining Corp., Private Placement, Sr Sec’d Nt, (Canada),
7.500%, 11/01/20[2]	107	111,013	0.1
7.875%, 11/01/22[2]	120	125,100	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
METALS & MINING — (continued)
New Gold, Inc., Private Placement, Co Guar, (Canada), 7.000%, 04/15/20[2]	$56	$57,540	0.1%
New Gold, Inc., Sr Unsec’d Nt, (Canada), 6.250%, 11/15/22[2]	203	200,970	0.2
Novelis, Inc., Co Guar, (Canada), 8.750%, 12/15/20	429	459,566	0.4
Prince Mineral Holding Corp., Private Placement, Sr Sec’d Nt, 11.500%, 12/15/19[2]	100	96,750	0.1
Ryerson, Inc./Joseph T Ryerson & Son, Inc., Sr Sec’d Nt, 9.000%, 10/15/17	100	101,000	0.1
Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., Private Placement, Sr Unsec’d Nt, 6.375%, 05/01/22[2]	115	114,281	0.1
Steel Dynamics, Inc., Co Guar,
5.250%, 04/15/23	112	113,400	0.1
6.125%, 08/15/19	108	115,020	0.1
6.375%, 08/15/22	108	115,290	0.1
Steel Dynamics, Inc., Private Placement, Co Guar,
5.125%, 10/01/21[2]	35	35,219	0.1
5.500%, 10/01/24[2]	30	30,412	0.0	[12]
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., Private Placement, Co Guar, 7.375%, 02/01/20[2]	55	56,375	0.0	[12]
Taseko Mines Ltd., Co Guar, (Canada), 7.750%, 04/15/19	110	79,200	0.1

		6,281,500	5.8
PAPER & FOREST PRODUCTS — 1.0%
Clearwater Paper Corp., Private Placement, Co Guar, 5.375%, 02/01/25[2]	110	112,200	0.1
Hardwoods Acquisition, Inc., Private Placement, Sec’d Nt, 7.500%, 08/01/21[2]	205	195,775	0.2
Louisiana-Pacific Corp., Co Guar, 7.500%, 06/01/20	83	88,603	0.1
PAPER & FOREST PRODUCTS — (continued)
Mercer International, Inc., Co Guar,
7.000%, 12/01/19	$38	$39,330	0.0%[12]
7.750%, 12/01/22	68	72,080	0.1
NWH Escrow Corp., Private Placement, Sr Sec’d Nt, 7.500%, 08/01/21[2]	105	98,700	0.1
Resolute Forest Products, Inc., Co Guar, 5.875%, 05/15/23	28	26,908	0.0	[12]
Unifrax I LLC/Unifrax Holding Co., Private Placement, Co Guar, 7.500%, 02/15/19[2]	160	160,800	0.2
Verso Paper Holdings LLC/Verso Paper, Inc., Sr Sec’d Nt, 11.750%, 01/15/19	259	240,870	0.2

		1,035,266	1.0

Total Materials		16,089,202	15.0

TELECOMMUNICATION SERVICES — 15.1%
DIVERSIFIED TELECOMMUNICATION SERVICES — 9.2%
Altice Financing S.A., Private Placement, Sr Sec’d Nt, (Luxembourg),
6.500%, 01/15/22[2]	200	204,755	0.2
6.625%, 02/15/23[2]	200	206,000	0.2
Altice Finco S.A., Private Placement, Sr Sec’d Nt, (Luxembourg), 8.125%, 01/15/24[2]	200	207,151	0.2
CCO Holdings LLC/CCO Holdings Capital Corp., Co Guar,
5.250%, 09/30/22	153	156,442	0.1
6.500%, 04/30/21	572	600,600	0.6
8.125%, 04/30/20	70	73,150	0.1
CenturyLink, Inc., Private Placement, Sr Unsec’d Nt, 5.625%, 04/01/25[2]	170	170,637	0.2
Cincinnati Bell, Inc., Co Guar, 8.375%, 10/15/20	215	228,706	0.2
Embarq Corp., Sr Unsec’d Nt, 7.995%, 06/01/36	1,033	1,228,340	1.1
Frontier Communications Corp., Sr Unsec’d Nt,
8.500%, 04/15/20	40	44,900	0.0	[12]
8.750%, 04/15/22	301	334,110	0.3
9.250%, 07/01/21	167	193,720	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
DIVERSIFIED TELECOMMUNICATION SERVICES — (continued)
Intelsat Jackson Holdings S.A., Co Guar, (Luxembourg),
5.500%, 08/01/23	$112	$105,700	0.1%
6.625%, 12/15/22	455	439,075	0.4
7.250%, 04/01/19	143	148,220	0.2
7.250%, 10/15/20	245	252,350	0.2
7.500%, 04/01/21	440	452,650	0.4
Intelsat Luxembourg S.A., Co Guar, (Luxembourg), 7.750%, 06/01/21	405	373,612	0.3
Level 3 Communications, Inc., Sr Unsec’d Nt, 5.750%, 12/01/22	222	227,972	0.2
Level 3 Financing, Inc., Co Guar,
5.375%, 08/15/22	96	98,790	0.1
6.125%, 01/15/21	100	104,875	0.1
7.000%, 06/01/20	57	60,847	0.1
8.125%, 07/01/19	663	696,979	0.6
8.625%, 07/15/20	159	172,316	0.2
Level 3 Financing, Inc., Private Placement, Co Guar, 5.625%, 02/01/23[2]	123	126,383	0.1
Qwest Capital Funding, Inc., Co Guar, 7.750%, 02/15/31	360	378,000	0.3
Qwest Corp., Sr Unsec’d Nt, 7.250%, 09/15/25	50	58,131	0.1
Sprint Capital Corp., Co Guar,
6.875%, 11/15/28	80	73,400	0.1
8.750%, 03/15/32	296	305,620	0.3
UPCB Finance V Ltd., Private Placement, Sr Sec’d Nt, (Cayman Islands),
5.375%, 01/15/25[2]	200	200,000	0.2
7.250%, 11/15/21[2]	150	161,438	0.1
Virgin Media Finance plc, Private Placement, Co Guar, (United Kingdom), 5.750%, 01/15/25[2]	200	207,560	0.2
Virgin Media Secured Finance plc, Private Placement, Sr Sec’d Nt, (United Kingdom), 5.375%, 04/15/21[2]	180	188,775	0.2
Wind Acquisition Finance S.A., Private Placement, Sec’d Nt, (Luxembourg), 7.375%, 04/23/21[2]	222	230,325	0.2
DIVERSIFIED TELECOMMUNICATION SERVICES — (continued)
Wind Acquisition Finance S.A., Private Placement, Sr Sec’d Nt, (Luxembourg), 4.750%, 07/15/20[2]	$200	$200,500	0.2%
Windstream Corp., Co Guar,
7.500%, 06/01/22	71	68,515	0.1
7.750%, 10/15/20	433	443,284	0.4
Zayo Group LLC/Zayo Capital, Inc., Co Guar, 10.125%, 07/01/20	166	187,995	0.2
Zayo Group LLC/Zayo Capital, Inc., Private Placement, Co Guar, 6.000%, 04/01/23[2]	240	242,100	0.2

		9,853,923	9.2
WIRELESS TELECOMMUNICATION SERVICES — 5.9%
NII Capital Corp., Co Guar, 7.625%, 04/01/21[1,4]	637	194,285	0.2
NII International Telecom S.C.A., Private Placement, Co Guar, (Luxembourg),
7.875%, 08/15/19[1,2,4]	308	285,670	0.3
11.375%, 08/15/19[1,2,4]	109	103,550	0.1
SBA Communications Corp., Private Placement, Sr Unsec’d Nt, 4.875%, 07/15/22[2]	175	171,423	0.2
SoftBank Corp., Private Placement, Co Guar, (Japan), 4.500%, 04/15/20[2]	400	408,500	0.4
Sprint Communications, Inc., Private Placement, Co Guar,
7.000%, 03/01/20[2]	93	102,533	0.1
9.000%, 11/15/18[2]	575	659,812	0.6
Sprint Communications, Inc., Sr Unsec’d Nt,
7.000%, 08/15/20	500	507,813	0.4
11.500%, 11/15/21	72	86,940	0.1
Sprint Corp., Co Guar,
7.125%, 06/15/24	829	808,275	0.7
7.250%, 09/15/21	82	82,410	0.1
7.625%, 02/15/25	316	314,420	0.3
7.875%, 09/15/23	353	360,060	0.3

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
WIRELESS TELECOMMUNICATION SERVICES — (continued)
T-Mobile USA, Inc., Co Guar,
5.250%, 09/01/18	$95	$98,087	0.1%
6.000%, 03/01/23	102	104,518	0.1
6.125%, 01/15/22	167	172,219	0.2
6.250%, 04/01/21	224	232,960	0.2
6.375%, 03/01/25	102	105,254	0.1
6.464%, 04/28/19	65	67,031	0.1
6.500%, 01/15/24	43	44,935	0.0	[12]
6.625%, 11/15/20	480	501,600	0.4
6.625%, 04/01/23	274	286,672	0.3
6.633%, 04/28/21	246	257,685	0.2
6.731%, 04/28/22	221	232,603	0.2
6.836%, 04/28/23	201	211,553	0.2

		6,400,808	5.9

Total Telecommunication Services		16,254,731	15.1

UTILITIES — 3.7%
ELECTRIC UTILITIES — 0.7%
Dynegy Finance I, Inc./Dynegy Finance II, Inc., Private Placement, Sr Sec’d Nt,
6.750%, 11/01/19[2]	210	217,350	0.2
7.375%, 11/01/22[2]	210	220,763	0.2
7.625%, 11/01/24[2]	70	73,325	0.1
RJS Power Holdings LLC, Private Placement, Co Guar, 5.125%, 07/15/19[2]	100	98,500	0.1
Texas Competitive Electric, Co Guar, VAR, 4.673%, 10/01/20	125	78,125	0.1

		688,063	0.7
GAS UTILITIES — 1.0%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr Unsec’d Nt, 6.500%, 05/20/21	70	73,150	0.1
Rose Rock Midstream LP/Rose Rock Finance Corp., Co Guar, 5.625%, 07/15/22	78	76,830	0.1
Sabine Pass Liquefaction LLC, Private Placement, Sr Sec’d Nt, 5.625%, 03/01/25[2]	144	142,380	0.1
Sabine Pass Liquefaction LLC, Sr Sec’d Nt, 5.750%, 05/15/24	125	125,625	0.1
GAS UTILITIES — (continued)
Sabine Pass Liquefaction LLC, Sr Sec’d Nt,
5.625%, 02/01/21	$100	$100,656	0.1%
5.625%, 04/15/23	447	445,882	0.4
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr Unsec’d Nt,
5.500%, 06/01/24	75	76,875	0.1
7.375%, 08/01/21	45	48,375	0.0	[12]

		1,089,773	1.0
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 2.0%
AES Corp., Sr Unsec’d Nt,
5.500%, 03/15/24	269	268,327	0.3
5.500%, 04/15/25	150	148,500	0.1
Calpine Corp., Private Placement, Sr Sec’d Nt, 5.875%, 01/15/24[2]	74	79,957	0.1
Calpine Corp., Sr Unsec’d Nt,
5.375%, 01/15/23	129	129,000	0.1
5.500%, 02/01/24	150	151,313	0.1
5.750%, 01/15/25	131	131,982	0.1
Dynegy, Inc., Co Guar, 5.875%, 06/01/23	164	159,490	0.2
GenOn Energy, Inc., Sr Unsec’d Nt, 9.875%, 10/15/20	290	293,625	0.3
InterGen N.V., Private Placement, Sr Sec’d Nt, (Netherlands), 7.000%, 06/30/23[2]	270	261,225	0.2
NRG Energy, Inc., Co Guar,
6.250%, 07/15/22	75	77,062	0.1
6.250%, 05/01/24	175	176,313	0.1
6.625%, 03/15/23	214	221,490	0.2
TerraForm Power Operating LLC, Private Placement, Co Guar, 5.875%, 02/01/23[2]	92	95,450	0.1

		2,193,734	2.0

Total Utilities		3,971,570	3.7

Total Corporate Bonds
(Cost $134,886,795)		133,311,887	123.9

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
LOAN ASSIGNMENTS — 10.0%
CONSUMER DISCRETIONARY — 3.7%
AUTOMOBILES — 0.2%
Chrysler Group LLC, Tranche Term Loan B, VAR, 3.250%, 12/31/18	$223	$222,993	0.2%

HOTELS, RESTAURANTS & LEISURE — 0.5%
American Casino & Entertainment Properties LLC, Term Loan, VAR, 4.500%, 07/03/19	105	105,502	0.1
Scientific Games International, Inc., Term Loan, VAR, 6.000%, 10/18/20	69	69,315	0.1
Shingle Springs Tribal Gaming Authority, Term Loan B, VAR, 6.250%, 08/29/19	105	105,382	0.1
Station Casinos LLC, 1st Lien Term Loan B, VAR, 4.250%, 03/02/20	228	228,242	0.2

		508,441	0.5
LEISURE PRODUCTS — 0.3%
Delta 2 Sarl, 2nd Lien Term Loan, (Luxembourg), VAR, 7.750%, 07/29/22	213	211,579	0.2
FGI Operating Co. LLC, 1st Lien Term Loan B, VAR, 5.500%, 04/19/19	124	121,063	0.1

		332,642	0.3
MEDIA — 2.2%
Cumulus Media Holdings, Inc., Term Loan, VAR, 4.250%, 12/23/20^	250	245,188	0.2
Entercom Radio LLC, Term Loan B-2, VAR, 4.004%, 11/23/18	70	69,536	0.1
iHeartCommunications, Inc., Term Loan, VAR, 6.928%, 01/30/19	702	666,693	0.6
iHeartCommunications, Inc., Term Loan E, VAR, 7.678%, 07/30/19	454	437,147	0.4
NEP Broadcasting LLC, 2nd Lien Term Loan B, VAR, 9.500%, 07/22/20	38	37,430	0.0	[12]
Radio One, Inc., 1st Lien Term Loan B, VAR, 7.500%, 03/31/16	245	243,711	0.2
MEDIA — (continued)
Tribune Co., Term Loan, VAR, 4.000%, 12/27/20	$138	$138,352	0.1%
TWCC Holding Corp., 1st Lien Term Loan, VAR, 3.500%, 02/13/17	29	28,152	0.0	[12]
Univision Communications, Inc., 1st Lien Term Loan C-4, VAR, 4.000%, 03/01/20	258	257,230	0.3
Univision Communications, Inc., Term Loan, VAR, 4.000%, 03/01/20	78	78,189	0.1
Visant Corp., 1st Lien Term Loan B, VAR, 7.000%, 09/23/21	65	64,904	0.1
WMG Acquisition Corp., Tranche B Term Loan, VAR, 3.750%, 07/01/20	79	77,217	0.1

		2,343,749	2.2
MULTILINE RETAIL — 0.2%
J.C. Penney Co., Inc., 1st Lien Term Loan, VAR, 6.000%, 05/22/18	248	247,352	0.2

SPECIALTY RETAIL — 0.3%
J. Crew Group, Inc., 1st Lien Term Loan B, VAR, 4.000%, 03/05/21	202	186,575	0.2
Petsmart, Inc., Term Loan B, VAR, 5.000%, 03/11/22	129	129,501	0.1

		316,076	0.3

Total Consumer Discretionary		3,971,253	3.7

CONSUMER STAPLES — 1.1%
FOOD & STAPLES RETAILING — 1.0%
Albertsons LLC, Term Loan B-4, VAR, 5.500%, 08/25/21^	180	181,426	0.2
Rite Aid Corp., New 2nd Lien Term Loan, VAR, 5.750%, 08/21/20	45	45,450	0.0	[12]
Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	425	425,259	0.4
SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	399	400,594	0.4

		1,052,729	1.0

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
FOOD PRODUCTS — 0.1%
Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18	$121	$121,516	0.1%

Total Consumer Staples		1,174,245	1.1

ENERGY — 0.5%
ENERGY EQUIPMENT & SERVICES — 0.1%
Floatel International Ltd., 1st Lien Term Loan B, (Bermuda), VAR, 6.000%, 06/27/20	97	70,759	0.1
Stallion Oilfield Holdings, Inc., Term Loan, VAR, 8.000%, 06/19/18	97	69,726	0.0	[12]

		140,485	0.1
OIL, GAS & CONSUMABLE FUELS — 0.4%
Alon USA Partners LP, New Term Loan B, VAR, 9.250%, 11/26/18	38	37,634	0.0	[12]
Fieldwood Energy LLC, 2nd Lien Term Loan, VAR, 8.375%, 09/30/20	175	127,625	0.1
Overseas Shipholding Group, 1st Lien Term Loan B, VAR, 5.250%, 08/05/19	61	60,978	0.1
Sabine Oil & Gas (NFR Energy), 2nd Lien Term Loan, VAR, 8.750%, 12/31/18	250	122,265	0.1
Veresen Midstream Ltd. Partnership, 1st Lien Term Loan, VAR, 6.000%, 02/18/22^	75	74,869	0.1

		423,371	0.4

Total Energy		563,856	0.5

FINANCIALS — 0.5%
CONSUMER FINANCE — 0.2%
Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	257	252,657	0.2

DIVERSIFIED FINANCIAL SERVICES — 0.3%
Ascensus, Inc., 2nd Lien Initial Term Loan, VAR, 9.000%, 12/02/20	$30	$29,912	0.1%
ROC Finance LLC, 1st Lien Term Loan B, VAR, 5.000%, 06/20/19	235	226,853	0.2

		256,765	0.3

Total Financials		509,422	0.5

HEALTH CARE — 0.3%
HEALTH CARE PROVIDERS & SERVICES — 0.2%
inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18	169	169,002	0.2

PHARMACEUTICALS — 0.1%
Ceva Logistics Holdings, Inc., Term Loan B, (United Kingdom), VAR, 6.500%, 03/19/21	18	16,773	0.0	[12]
Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan, (Canada), VAR, 03/16/22^	125	125,525	0.1

		142,298	0.1

Total Health Care		311,300	0.3

INDUSTRIALS — 1.0%
AIR FREIGHT & LOGISTICS — 0.0%[12]
Ceva Group plc, Canadian Term Loan, (United Kingdom), VAR, 6.500%, 03/19/21	2	2,096	0.0	[12]
Ceva Group plc, Dutch BV Term Loan, (United Kingdom), VAR, 6.500%, 03/19/21	13	12,160	0.0	[12]
Ceva Group plc, Synthetic Letter of Credit, Term Loan, (United Kingdom), VAR, 0.155%, 03/19/21	12	11,648	0.0	[12]

		25,904	0.0	[12]
BUILDING PRODUCTS — 0.1%
Hanson Building Products Ltd., 1st Lien Term Loan B, VAR, 6.500%, 03/13/22	100	99,813	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2015 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*
COMMERCIAL SERVICES & SUPPLIES — 0.3%
EWT/WTG Holdings III Corp., 2nd Lien Term Loan, VAR, 8.500%, 01/15/22	$200	$195,250	0.2%
Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan, VAR, 5.525%, 06/30/17	125	124,974	0.1

		320,224	0.3
CONSTRUCTION & ENGINEERING — 0.1%
Stonewall Gas Gathering LLC, Term Loan, VAR, 8.750%, 01/28/22	38	37,594	0.1

INDUSTRIAL CONGLOMERATES — 0.4%
Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	451	431,805	0.4

MARINE — 0.1%
Drillships Ocean Ventures, Inc., 1st Lien Term Loan B, VAR, 5.500%, 07/25/21	92	76,297	0.1
Shelf Drilling Holdings Ltd., Term Loan, (Cayman Islands), VAR, 10.000%, 10/08/18	90	60,750	0.0	[12]

		137,047	0.1

Total Industrials		1,052,387	1.0

INFORMATION TECHNOLOGY — 0.8%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Dell International LLC, USD Term Loan B, VAR, 4.500%, 04/29/20	324	325,983	0.3

INTERNET SOFTWARE & SERVICES — 0.1%
Go Daddy Group, Inc. (The), Term Loan B, VAR, 4.750%, 05/13/21	76	76,685	0.1

IT SERVICES — 0.2%
First Data Corp., 2018B 2nd Lien Term Loan, VAR, 3.674%, 09/24/18	264	263,311	0.2

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.2%
Avago Technologies Ltd., 1st Lien Term Loan B, (Singapore), VAR, 3.750%, 05/06/21	$110	$109,824	0.1%
Freescale Semiconductor, Inc., 7 Years Term Loan B-4, VAR, 4.250%, 02/28/20	132	132,514	0.1

		242,338	0.2

Total Information Technology		908,317	0.8

MATERIALS — 0.3%
CHEMICALS — 0.2%
Arizona Chemical U.S., Inc., 2nd Lien Term Loan, VAR, 7.500%, 06/10/22	46	45,233	0.0	[12]
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B, VAR, 3.750%, 02/01/20	173	172,275	0.2
OCI Beaumont LLC, Term B-3 Loan, VAR, 5.000%, 08/20/19	43	42,706	0.0	[12]

		260,214	0.2
CONSTRUCTION MATERIALS — 0.0%12
Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21	44	44,432	0.0	[12]

METALS & MINING — 0.1%
FMG Resources Pty, Ltd. (Fortescue Metals Group), Term Loan, VAR, 3.750%, 06/30/19^	85	76,432	0.1

Total Materials		381,078	0.3

TELECOMMUNICATION SERVICES — 0.3%
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Altice Financing S.A., Term Loan, VAR, 5.500%, 07/02/19	148	150,162	0.1
Cincinnati Bell, Inc., Term Loan B, VAR, 4.000%, 09/10/20	34	34,410	0.0	[12]
Integra Telecom Holdings, Inc., Term Loan B, VAR, 5.250%, 02/22/19	40	39,929	0.0	[12]
XO Communications LLC, 1st Lien Term Loan, VAR, 4.250%, 03/20/21	49	49,054	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2015 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*
DIVERSIFIED TELECOMMUNICATION SERVICES — (continued)
Zayo Group LLC, Term Loan B, VAR, 4.000%, 07/02/19	$99		$98,811	0.1%

Total Telecommunication Services			372,366	0.3

UTILITIES — 1.5%
ELECTRIC UTILITIES — 1.5%
Energy Future Intermediate Holding Co. LLC, 1st Lien Term Loan, VAR, 4.250%, 06/19/16	89		88,860	0.1
Texas Competitive Electric Holdings Co. LLC, 1st Lien Term Loan, VAR, 3.750%, 05/05/16[1,4]	127		128,033	0.1
Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.662%, 10/10/17[1,4]	1,335		800,752	0.8
Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.662%, 10/10/16[1,4]	925		547,292	0.5

Total Utilities			1,564,937	1.5

Total Loan Assignments
(Cost $11,691,523)			10,809,161	10.0

PREFERRED SECURITIES — 1.3%
FINANCIALS — 1.3%
BANKS — 1.2%
Bank of America Corp., Jr Sub Nt,
VAR, 6.100%, 03/17/25[14]	254		257,023	0.2
VAR, 8.000%, 01/30/18[14]	190		203,062	0.2
Citigroup, Inc., Jr Sub Nt,
VAR, 5.875%, 03/27/20[14]	135		135,506	0.2
VAR, 5.950%, 01/30/23[14]	235		237,938	0.2
Credit Agricole S.A., Private Placement, Jr Sub Nt, (France), VAR, 6.625%, 09/23/19[2,14]	200		200,500	0.2
HSBC Holdings plc, Jr Sub Nt, (United Kingdom), VAR, 6.375%, 03/30/2025[14]	200		204,000	0.2

			1,238,029	1.2
CAPITAL MARKETS — 0.1%
Morgan Stanley, Jr Sub Nt, VAR, 5.550%, 07/15/20[14]	113		114,130	0.1

Total Preferred Securities
(Cost $1,332,278)			1,352,159	1.3

Asset-Backed Securities — 1.1%
Long Beach Mortgage Loan Trust, Series 2004-5, Class M6, VAR, 2.674%, 09/25/34[9]	$15		$12,499	0.0%[12]
Unipac IX LLC, 13.000%, 05/15/16[9]	1,223		1,124,885	1.1

Total Asset-Backed Securities
(Cost $1,229,630)			1,137,384	1.1

Total Fixed Income Investments
(Cost $149,181,414)			146,610,591	136.3

PREFERRED STOCKS — 1.3%
CONSUMER DISCRETIONARY — 0.3%
MEDIA — 0.3%
Spanish Broadcasting System, Inc., Pfd[1,9]	481		5,294	0.0 [12]
Spanish Broadcasting System, Inc., Pfd, Series B, 10.750%, (PIK) 04/17/15[15,17] ($1,000 par value)	—	[11]	327,800	0.3

Total Consumer Discretionary			333,094	0.3

FINANCIALS — 0.9%
CONSUMER FINANCE — 0.2%
Ally Financial, Inc., Pfd, Private Placement, 7.000%, 05/01/152,15 ($1000 par value)	—	[11]	195,017	0.2

DIVERSIFIED FINANCIAL SERVICES — 0.1%
GMAC Capital Trust I, Pfd, Series 2, VAR, 8.125%, 02/15/40 ($25 par value)	4		94,500	0.1

INSURANCE — 0.6%
Hartford Financial Services Group, Inc. (The), Pfd, VAR, 7.875%, 04/15/42 ($25 par value)	6		183,552	0.2
XLIT Ltd., Pfd, (Cayman Islands), Series D, VAR, 3.373%, 05/04/15[15] ($1,000 par value)	1		503,822	0.4

			687,374	0.6

Total Financials			976,891	0.9

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2015 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*
INDUSTRIALS — 0.0%
MACHINERY — 0.0%
Glasstech, Inc., Pfd, Series C1,9	$—	[11]	$—	0.0%

MATERIALS — 0.1%
CONTAINERS & PACKAGING — 0.0%
Constar International, Inc., Pfd[1,9]	—	[11]	—	0.0

Metals & Mining — 0.1%
ArcelorMittal, Pfd, (Luxembourg), 6.000%, 01/15/16 ($25 par value)	9		134,804	0.1

Total Materials			134,804	0.1

Total Preferred Stocks
(Cost $1,592,079)			1,444,789	1.3

COMMON STOCKS — 0.3%
CONSUMER DISCRETIONARY — 0.1%
MEDIA — 0.0%[12]
New Cotai LLC/New Cotai Capital Corp., Class B, ADR[1,9]	—	[11]	27,562	0.0	[12]

Specialty Retail — 0.1%
Neebo, Inc.06/29/19[1,9]	8		32,050	0.1

Total Consumer Discretionary			59,612	0.1

FINANCIALS — 0.0%[12]
DIVERSIFIED FINANCIAL SERVICES — 0.0%[12]
Adelphia Recovery Trust[1,9]	157		2	0.0	[12]
Adelphia Recovery Trust, Contingent Value[9]	1,297		3,631	0.0	[12]

			3,633	0.0	[12]
INSURANCE — 0.0%[12]
Jupiter Holding I Corp.[1,9]	1		8,742	0.0	[12]

Total Financials			12,375	0.0	[12]

INDUSTRIALS — 0.0%[12]
MACHINERY — 0.0%
Glasstech, Inc.[1,9]	—	[11]	—	0.0

MARINE — 0.0%[12]
General Maritime Corp.[1,9]	—	[11]	3,035	0.0	[12]

Total Industrials			3,035	0.0	[12]

MATERIALS — 0.1%
CONSTRUCTION MATERIALS — 0.1%
U.S. Concrete, Inc.[1]	3		84,700	0.1

CONTAINERS & PACKAGING — 0.0%
Constar International, Inc., ADR[1,9]	$4		$—	0.0%

PAPER & FOREST PRODUCTS — 0.0%[12]
Verso Corp.[1]	6		11,599	0.0	[12]

Total Materials			96,299	0.1

UTILITIES — 0.1%
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Dynegy, Inc.[1]	4		133,577	0.1

Total Common Stocks
(Cost $513,074)			304,898	0.3

WARRANTS — 0.0%[12]
CONSUMER DISCRETIONARY — 0.0%
SPECIALTY RETAIL — 0.0%
Neebo, Inc., expiring 06/20/19[1,9]	5		—	0.0

INDUSTRIALS — 0.0%[12]
MARINE — 0.0%[12]
General Maritime Corp., expiring 05/17/171,9	—	[11]	194	0.0	[12]

Total Warrants
(Cost $46)			194	0.0	[12]

Total Equity Investments
(Cost $2,105,199)			1,749,881	1.6

SHORT-TERM INVESTMENT — 0.7%
INVESTMENT COMPANY — 0.7%
JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.040%[5,10,13]
(Cost $746,628)	747		746,628	0.7

TOTAL INVESTMENTS
(Cost $152,033,241)			149,107,100	138.6

Preferred Stock and Liabilities in Excess of Other assets			(41,553,424)	(38.6)

Net Assets Applicable to Common Stockholders			$107,553,676	100.0%

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2015 (Unaudited)

ADR	American Depositary Receipt
Co	Company
Guar	Guaranteed
Jr	Junior
Nt	Note
Pfd	Preferred
Sec’d	Secured
Sr	Senior
Sub	Subordinate
Unsec’d	Unsecured
VAR	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2015.

*	Applicable to common stockholders.
[1]	Non-income producing security.
[2]

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Directors and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $54,338,367 and 50.5% of net assets applicable to common stockholders.

[4]	Defaulted security.
[5]	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
[9]	Security deemed to be illiquid. These securities amounted to $1,513,713 and 1.4% of net assets applicable to common stockholders.
[10]	All or a portion of the security is reserved for current or potential holdings of swaps, TBAs, when-issued securities and delayed delivery securities.
[11]	Amount rounds to less than one thousand (par or shares).
[12]	Amount rounds to less than 0.1%.
[13]	The rate shown is the current yield as of March 31, 2015.
[14]

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2015.

[15]

The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of March 31, 2015.

[16]	Security is distressed as of March 31, 2015. The rate at which income is accrued on the security is lower than the stated coupon rate.
[17]	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
^	All or a portion of the security is unsettled as of March 31, 2015. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of March 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,420,436
Aggregate gross unrealized depreciation	(7,346,577)

Net unrealized appreciation/depreciation	$(2,926,141)

Federal income tax cost of investments	$152,033,241

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2015 (Unaudited)

A. Valuation — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at March 31, 2015.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2— Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2015 (Unaudited)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$59,612		$59,612
Financials	—	—	12,375		12,375
Industrials	—	—	3,035		3,035
Materials	96,299	—	—		96,299
Utilities	133,577	—	—		133,577

Total Common Stocks	229,876	—	75,022		304,898

Preferred Stocks
Consumer Discretionary	—	—	333,094		333,094
Financials	278,052	698,839	—		976,891
Industrials	—	—	—		—
Materials	134,804	—	—		134,804

Total Preferred Stocks	412,856	698,839	333,094		1,444,789

Debt Securities
Asset-Backed Securities	—	—	1,137,384		1,137,384
Convertible Bond
Consumer Discretionary	—	—	—	(a)	—	(a)
Corporate Bonds
Consumer Discretionary	—	26,195,182	83,935		26,279,117
Consumer Staples	—	5,922,055	—		5,922,055
Energy	—	17,310,753	—		17,310,753
Financials	—	9,386,546	—		9,386,546
Health Care	—	14,222,768	280		14,223,048
Industrials	—	14,367,907	860,002		15,227,909
Information Technology	—	8,646,956	—		8,646,956
Materials	—	15,883,161	206,041		16,089,202
Telecommunication Services	—	16,254,731	—		16,254,731
Utilities	—	3,971,570	—		3,971,570

Total Corporate Bonds	—	132,161,629	1,150,258		133,311,887

Preferred Securities
Financials	—	1,352,159	—		1,352,159

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2015 (Unaudited)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Loan Assignments
Consumer Discretionary	$—	$3,971,253	$—		$3,971,253
Consumer Staples	—	1,174,245	—		1,174,245
Energy	—	563,856	—		563,856
Financials	—	509,422	—		509,422
Health Care	—	311,300	—		311,300
Industrials	—	1,052,387	—		1,052,387
Information Technology	—	908,317	—		908,317
Materials	—	381,078	—		381,078
Telecommunication Services	—	372,366	—		372,366
Utilities	—	1,564,937	—		1,564,937

Total Loan Assignments	—	10,809,161	—		10,809,161

Warrants
Consumer Discretionary	—	—	—	(a)	—	(a)
Industrials	—	—	194		194

Total Warrants	—	—	194		194

Short-Term Investment
Investment Company	746,628	—	—		746,628

Total Investments in Securities	$1,389,360	$145,021,788	$2,695,952		$149,107,100

(a)	Value is zero.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2015.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of December 31, 2014		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2015
Investments in Securities
Asset-Backed Securities	$1,227,814		$—	$33,601	$1,684		$—	$(125,715)	$—	$—	$1,137,384
Common Stocks — Consumer Discretionary	70,702		—	(11,090)	—		—	—	—	—	59,612
Common Stocks — Financials	7,579		—	4,796	—		—	—	—	—	12,375
Common Stocks — Industrials	1,833		—	1,202	—		—	—	—	—	3,035
Common Stocks — Information Technology	—	(a)	—	—	—		—	—	—	—	—
Common Stocks — Materials	504,592		(586,435)	805,896	—		—	(724,053)	—	—	—
Convertible Bond — Consumer Discretionary	—	(a)	—	(462)	—		462	—	—	—	—
Corporate Bonds — Consumer Discretionary	84,973		—	—	—	(a)	105	(1,143)	—	—	83,935

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2015 (Unaudited)

	Balance as of December 31, 2014		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2015
Corporate Bonds — Health Care	281		—	(1)	—	—	—	—	—	280
Corporate Bonds — Industrials	1,545,748		31,926	(25,102)	(867)	—	(691,703)	—	—	860,002
Corporate Bonds — Materials	208,071		(9,776)	7,062	283	401	—	—	—	206,041
Corporate Bonds — Utilities	650		1,139	4,038	—	—	(5,827)	—	—	—
Preferred Stocks — Consumer Discretionary	5,294		—	—	—	—	—	327,800	—	333,094
Preferred Stocks — Industrials	—	(a)	—	—	—	—	—	—	—	—
Preferred Stocks — Materials	—	(a)	—	—	—	—	—	—	—	—
Warrants — Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants — Industrials	—	(a)	—	194	—	—	—	—	—	194

Total	$3,657,537		$(563,146)	$820,134	$1,100	$968	$(1,548,441)	$327,800	$—	$2,695,952

(a)	Value is zero.
[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at March 31, 2015, which were valued using significant unobservable inputs (Level 3), amounted to approximately $ 43,922.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2015 (Unaudited)

Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at March 31, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$8,742	Market Comparable Companies	EBITDA Multiple (a)	5.5x (5.5x)
			Discount for lack of marketability (b)	0% - 22.5% (0.00%)
	0	Discounted Cash Flow	Probability of Insolvency	100% (N/A)
	6,668	Terms of Plan of Reorganization	Discount for lack of marketability (b)	0% (N/A)
			Discount for potential outcome	100% (N/A)
	32,050	Consensus Broker Pricing	Median Offered quote	(N/A)

Common Stock	47,460
	0	Discounted Cash Flow	Discount for lack of marketability (b)	10% (N/A)
			Probability of Insolvency	100% (N/A)

Preferred Stock	0
	127,216	Market Comparable Companies	EBITDA Multiple (a)	5.5x - 6.80x (6.36x)
			Discount for lack of marketability (b)	10% (N/A)
			Probability of Default	97% (N/A)

Corporate Bond	127,216
	1,137,384	Discounted Cash Flow	Liquidity Discount	4.50% - 5.00% (4.75%)
			Implied Spread to Index	2.00% - 2.50% (2.25%)
			Constant Default Rate	5.00% (N/A)
			Yield (Discount Rate of Cash Flows)	2.67% (N/A)

Asset-Backed Securities	1,137,384
Warrants	194	Intrinsic Value	Issue Price vs. Stock Price	(N/A)

Total	$1,312,254

#	The table above does not include Level 3 investments that are valued by brokers and pricing services. At March 31, 2015, the value of these investments was $1,383,698. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacholder High Yield Fund, Inc.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
May 28, 2015

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
May 28, 2015